UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Mid Cap Value Fund

December 31, 2009

Mid Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.5%
AEROSPACE & DEFENSE ― 0.7%
Northrop Grumman Corp.	65,300	$ 3,647,005
AIRLINES ― 0.3%
Southwest Airlines Co.	139,303	1,592,233
BEVERAGES ― 0.6%
Coca-Cola Enterprises, Inc.	87,000	1,844,400
Pepsi Bottling Group, Inc.	36,300	1,361,250
		3,205,650
BIOTECHNOLOGY ― 0.3%
Talecris Biotherapeutics Holdings Corp.(1)	58,129	1,294,533
CAPITAL MARKETS ― 4.6%
AllianceBernstein Holding LP	113,100	3,178,110
Ameriprise Financial, Inc.	57,301	2,224,425
Northern Trust Corp.	290,200	15,206,480
State Street Corp.	58,100	2,529,674
		23,138,689
CHEMICALS ― 0.8%
International Flavors & Fragrances, Inc.	35,439	1,457,960
Minerals Technologies, Inc.	47,601	2,592,827
		4,050,787
COMMERCIAL BANKS ― 1.6%
City National Corp.	49,000	2,234,400
Commerce Bancshares, Inc.	154,649	5,988,009
		8,222,409
COMMERCIAL SERVICES & SUPPLIES ― 6.1%
IESI-BFC Ltd.	270,488	4,333,218
Pitney Bowes, Inc.	335,200	7,629,152
Republic Services, Inc.	288,598	8,170,209
Waste Management, Inc.	312,644	10,570,494
		30,703,073
COMMUNICATIONS EQUIPMENT ― 0.8%
Emulex Corp.(1)	370,000	4,033,000
COMPUTERS & PERIPHERALS ― 0.9%
Diebold, Inc.	160,351	4,561,986
CONSTRUCTION MATERIALS ― 0.7%
Vulcan Materials Co.	64,000	3,370,880
CONTAINERS & PACKAGING ― 1.5%
Bemis Co., Inc.	174,668	5,178,906
Sonoco Products Co.	88,400	2,585,700
		7,764,606
DISTRIBUTORS ― 1.5%
Genuine Parts Co.	197,294	7,489,280
DIVERSIFIED ― 2.6%
iShares Russell Midcap Value Index Fund	358,900	13,272,122
DIVERSIFIED TELECOMMUNICATION SERVICES ― 3.1%
BCE, Inc.	205,027	5,685,120
CenturyTel, Inc.	212,153	7,682,060
Iowa Telecommunications Services, Inc.	145,489	2,438,396
		15,805,576

Mid Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

ELECTRIC UTILITIES ― 5.0%
American Electric Power Co., Inc.	24,955	$ 868,184
Great Plains Energy, Inc.	27,259	528,552
IDACORP, Inc.	252,468	8,066,353
Northeast Utilities	148,283	3,824,219
Portland General Electric Co.	208,136	4,248,056
Westar Energy, Inc.	369,541	8,026,430
		25,561,794
ELECTRICAL EQUIPMENT ― 1.6%
Emerson Electric Co.	59,800	2,547,480
Hubbell, Inc., Class B	110,650	5,233,745
Woodward Governor Co.	11,800	304,086
		8,085,311
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.3%
AVX Corp.	67,501	855,238
Molex, Inc.	257,484	5,548,780
		6,404,018
ENERGY EQUIPMENT & SERVICES ― 0.9%
Baker Hughes, Inc.	38,600	1,562,528
BJ Services Co.	125,900	2,341,740
Helmerich & Payne, Inc.	22,600	901,288
		4,805,556
FOOD PRODUCTS ― 7.5%
Campbell Soup Co.	228,600	7,726,680
ConAgra Foods, Inc.	455,890	10,508,264
H.J. Heinz Co.	210,600	9,005,256
Hershey Co. (The)	76,800	2,748,672
Kellogg Co.	46,900	2,495,080
Kraft Foods, Inc., Class A	206,100	5,601,798
		38,085,750
GAS UTILITIES ― 0.9%
Southwest Gas Corp.	167,943	4,791,414
HEALTH CARE EQUIPMENT & SUPPLIES ― 3.1%
Beckman Coulter, Inc.	60,256	3,943,153
Boston Scientific Corp.(1)	351,300	3,161,700
CareFusion Corp.(1)	51,300	1,283,013
Covidien plc	21,100	1,010,479
Symmetry Medical, Inc.(1)	482,471	3,888,716
Zimmer Holdings, Inc.(1)	43,500	2,571,285
		15,858,346
HEALTH CARE PROVIDERS & SERVICES ― 2.7%
Cardinal Health, Inc.	84,700	2,730,728
LifePoint Hospitals, Inc.(1)	180,300	5,861,553
Patterson Cos., Inc.(1)	95,100	2,660,898
Select Medical Holdings Corp.(1)	204,378	2,170,494
		13,423,673
HEALTH CARE TECHNOLOGY ― 0.2%
IMS Health, Inc.	50,800	1,069,848
HOTELS, RESTAURANTS & LEISURE ― 3.8%
CEC Entertainment, Inc.(1)	197,300	6,297,816
Hyatt Hotels Corp., Class A(1)	56,701	1,690,257
International Speedway Corp., Class A	223,307	6,353,084

Mid Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

Speedway Motorsports, Inc.	284,143	$ 5,006,600
		19,347,757
HOUSEHOLD DURABLES ― 1.5%
Fortune Brands, Inc.	177,800	7,680,960
HOUSEHOLD PRODUCTS ― 1.7%
Kimberly-Clark Corp.	131,623	8,385,701
INSURANCE ― 14.3%
ACE Ltd.(1)	142,000	7,156,800
Allstate Corp. (The)	213,400	6,410,536
Aon Corp.	377,600	14,477,184
Chubb Corp. (The)	233,100	11,463,858
HCC Insurance Holdings, Inc.	180,032	5,035,495
Marsh & McLennan Cos., Inc.	816,527	18,028,916
Transatlantic Holdings, Inc.	66,849	3,483,502
Travelers Cos., Inc. (The)	128,300	6,397,038
		72,453,329
IT SERVICES ― 0.5%
Automatic Data Processing, Inc.	59,300	2,539,226
LEISURE EQUIPMENT & PRODUCTS ― 0.4%
Mattel, Inc.	98,700	1,972,026
MACHINERY ― 3.3%
Altra Holdings, Inc.(1)	463,432	5,723,385
Dover Corp.	49,400	2,055,534
Kaydon Corp.	214,756	7,679,675
Robbins & Myers, Inc.	52,700	1,239,504
		16,698,098
METALS & MINING ― 0.6%
Newmont Mining Corp.	66,238	3,133,720
MULTILINE RETAIL ― 1.1%
Family Dollar Stores, Inc.	109,600	3,050,168
Target Corp.	53,300	2,578,121
		5,628,289
MULTI-UTILITIES ― 3.9%
Ameren Corp.	42,703	1,193,549
PG&E Corp.	43,500	1,942,275
Wisconsin Energy Corp.	239,900	11,954,217
Xcel Energy, Inc.	214,959	4,561,430
		19,651,471
OIL, GAS & CONSUMABLE FUELS ― 7.1%
Apache Corp.	29,451	3,038,459
EOG Resources, Inc.	26,100	2,539,530
EQT Corp.	148,052	6,502,444
Imperial Oil Ltd.	354,300	13,774,287
Murphy Oil Corp.	75,300	4,081,260
Noble Energy, Inc.	82,400	5,868,528
		35,804,508
PAPER & FOREST PRODUCTS ― 0.5%
Weyerhaeuser Co.	53,236	2,296,601
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 2.3%
Boston Properties, Inc.	41,999	2,816,873
Government Properties Income Trust	168,261	3,866,638

Mid Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

Host Hotels & Resorts, Inc.(1)	417,269	$ 4,869,529
		11,553,040
ROAD & RAIL ― 0.3%
Heartland Express, Inc.	99,400	1,517,838
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.8%
Applied Materials, Inc.	379,100	5,284,654
KLA-Tencor Corp.	15,300	553,248
Verigy Ltd.(1)	255,200	3,284,424
		9,122,326
SOFTWARE ― 0.9%
Cadence Design Systems, Inc.(1)	470,200	2,816,498
Synopsys, Inc.(1)	68,400	1,523,952
		4,340,450
SPECIALTY RETAIL ― 3.1%
Lowe's Cos., Inc.	459,500	10,747,705
PetSmart, Inc.	179,100	4,780,179
		15,527,884
THRIFTS & MORTGAGE FINANCE ― 2.1%
Hudson City Bancorp., Inc.	258,500	3,549,205
Northwest Bancshares, Inc.	152,960	1,731,505
People's United Financial, Inc.	314,889	5,258,646
		10,539,356
TOTAL COMMON STOCKS
(Cost $431,485,662)		498,430,119
TEMPORARY CASH INVESTMENTS — 2.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	25,694	25,694

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.375%, 10/31/14, valued at $10,664,093), in a joint trading account at 0.01%, dated 12/31/09, due 1/4/10 (Delivery value $10,500,012)		10,500,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $10,525,694)		10,525,694
TOTAL INVESTMENT SECURITIES — 100.6%
(Cost $442,011,356)		508,955,813
OTHER ASSETS AND LIABILITIES — (0.6)%		(2,914,889)
TOTAL NET ASSETS — 100.0%		$506,040,924

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
22,483,074	CAD for USD	1/29/10	$21,497,418	$164,246
(Value on Settlement Date $21,661,664)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

Mid Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$463,185,791	–	–
Foreign Common Stocks	15,784,921	$19,459,407	–
Temporary Cash Investments	25,694	10,500,000	–
Total Value of Investment Securities	$478,996,406	$29,959,407	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$164,246	–

3. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$468,226,885
Gross tax appreciation of investments	$46,696,343
Gross tax depreciation of investments	(5,967,415)
Net tax appreciation (depreciation) of investments	$40,728,928

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Cap Value Fund

December 31, 2009

Small Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS ― 92.8%
AEROSPACE & DEFENSE ― 2.0%
AAR Corp.(1)	125,000	$ 2,872,500
Ceradyne, Inc.(1)	185,000	3,553,850
Curtiss-Wright Corp.	275,000	8,613,000
Esterline Technologies Corp.(1)	75,000	3,057,750
Moog, Inc., Class A(1)	265,000	7,745,950
Orbital Sciences Corp.(1)	175,000	2,670,500
Triumph Group, Inc.	110,000	5,307,500
		33,821,050
AIR FREIGHT & LOGISTICS ― 0.4%
Hub Group, Inc., Class A(1)	115,000	3,085,450
UTi Worldwide, Inc.	310,000	4,439,200
		7,524,650
AIRLINES ― 0.6%
Alaska Air Group, Inc.(1)	75,000	2,592,000
Allegiant Travel Co.(1)	55,000	2,594,350
JetBlue Airways Corp.(1)	500,000	2,725,000
SkyWest, Inc.	145,000	2,453,400
		10,364,750
AUTO COMPONENTS ― 0.7%
Cooper Tire & Rubber Co.	194,983	3,909,409
Dana Holding Corp.(1)	235,000	2,547,400
Lear Corp.(1)	35,000	2,367,400
Standard Motor Products, Inc.(1)	285,000	2,428,200
		11,252,409
BEVERAGES ― 0.3%
Boston Beer Co., Inc., Class A(1)	95,000	4,427,000
BIOTECHNOLOGY ― 0.3%
Martek Biosciences Corp.(1)	80,000	1,515,200
Talecris Biotherapeutics Holdings Corp.(1)	195,000	4,342,650
		5,857,850
BUILDING PRODUCTS ― 0.7%
Apogee Enterprises, Inc.	160,000	2,240,000
Griffon Corp.(1)	280,000	3,421,600
Simpson Manufacturing Co., Inc.	210,000	5,646,900
		11,308,500
CAPITAL MARKETS ― 3.1%
Apollo Investment Corp.	605,000	5,765,650
Ares Capital Corp.	750,000	9,337,500
Artio Global Investors, Inc.(1)	190,000	4,843,100
Calamos Asset Management, Inc., Class A	385,000	4,439,050
Fifth Street Finance Corp.	245,000	2,631,300
HFF, Inc., Class A(1)	510,000	3,187,500
Investment Technology Group, Inc.(1)	170,000	3,349,000
MCG Capital Corp.(1)	775,000	3,348,000
PennantPark Investment Corp.	385,000	3,434,200
Prospect Capital Corp.	420,851	4,970,250
Pzena Investment Management, Inc., Class A(1)	305,000	2,482,700

Small Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

TradeStation Group, Inc.(1)	525,000	$ 4,142,250
		51,930,500
CHEMICALS ― 3.1%
A. Schulman, Inc.	155,000	3,127,900
Arch Chemicals, Inc.	180,000	5,558,400
Cytec Industries, Inc.	175,000	6,373,500
Ferro Corp.	465,000	3,831,600
H.B. Fuller Co.	170,000	3,867,500
Intrepid Potash, Inc.(1)	200,000	5,834,000
Kraton Performance Polymers, Inc.(1)	180,000	2,440,800
Minerals Technologies, Inc.	60,000	3,268,200
Olin Corp.	275,000	4,818,000
OM Group, Inc.(1)	100,000	3,139,000
Sensient Technologies Corp.	160,000	4,208,000
Solutia, Inc.(1)	405,000	5,143,500
		51,610,400
COMMERCIAL BANKS ― 7.1%
American National Bankshares, Inc.	145,000	3,175,500
Associated Banc-Corp.	320,000	3,523,200
Boston Private Financial Holdings, Inc.	825,000	4,760,250
Cullen/Frost Bankers, Inc.	65,000	3,250,000
CVB Financial Corp.	315,000	2,721,600
East West Bancorp, Inc.	215,000	3,397,000
First Citizens BancShares, Inc., Class A	15,000	2,460,150
First Midwest Bancorp., Inc.	225,000	2,450,250
FirstMerit Corp.	215,000	4,330,100
FNB Corp.	370,000	2,512,300
Fulton Financial Corp.	1,000,000	8,720,000
Hampton Roads Bankshares, Inc.	350,000	605,500
Heritage Financial Corp.	355,000	4,891,900
Huntington Bancshares, Inc.	1,125,000	4,106,250
IBERIABANK Corp.	50,000	2,690,500
KeyCorp	675,000	3,746,250
Lakeland Financial Corp.	210,000	3,622,500
Marshall & Ilsley Corp.	1,425,000	7,766,250
MB Financial, Inc.	130,000	2,563,600
National Bankshares, Inc.	110,000	3,111,900
Old National Bancorp.	340,000	4,226,200
Pacific Continental Corp.	255,000	2,917,200
Sterling Bancshares, Inc.	725,000	3,719,250
TCF Financial Corp.	375,000	5,107,500
Trustmark Corp.	125,000	2,817,500
United Bankshares, Inc.	175,000	3,494,750
Washington Banking Co.	399,968	4,775,618
Webster Financial Corp.	230,000	2,730,100
Whitney Holding Corp.	1,150,000	10,476,500
Wilmington Trust Corp.	250,000	3,085,000
Zions Bancorp.	190,000	2,437,700
		120,192,318
COMMERCIAL SERVICES & SUPPLIES ― 2.1%
ABM Industries, Inc.	130,000	2,685,800
American Ecology Corp.	420,000	7,156,800

Small Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

ATC Technology Corp.(1)	120,000	$ 2,862,000
Brink's Co. (The)	260,000	6,328,400
IESI-BFC Ltd.	860,000	13,777,200
SYKES Enterprises, Inc.(1)	90,000	2,292,300
		35,102,500
COMMUNICATIONS EQUIPMENT ― 1.0%
Bel Fuse, Inc., Class B	210,000	4,512,900
Black Box Corp.	80,000	2,267,200
Emulex Corp.(1)	230,000	2,507,000
Opnext, Inc.(1)	979,784	1,861,590
Plantronics, Inc.	75,000	1,948,500
Polycom, Inc.(1)	180,000	4,494,600
		17,591,790
COMPUTERS & PERIPHERALS ― 0.9%
Electronics for Imaging, Inc.(1)	390,000	5,073,900
Lexmark International, Inc., Class A(1)	85,000	2,208,300
NCR Corp.(1)	425,000	4,730,250
Novatel Wireless, Inc.(1)	300,000	2,391,000
Silicon Graphics International Corp.(1)	200,000	1,402,000
		15,805,450
CONSTRUCTION & ENGINEERING ― 1.9%
Comfort Systems USA, Inc.	270,000	3,331,800
EMCOR Group, Inc.(1)	205,000	5,514,500
Granite Construction, Inc.	375,000	12,622,500
KBR, Inc.	135,000	2,565,000
KHD Humboldt Wedag International Ltd.(1)	305,000	4,151,050
Pike Electric Corp.(1)	450,000	4,176,000
		32,360,850
CONSTRUCTION MATERIALS ― 0.2%
Texas Industries, Inc.	95,000	3,324,050
CONTAINERS & PACKAGING ― 0.7%
Bemis Co., Inc.	75,000	2,223,750
Silgan Holdings, Inc.	45,000	2,604,600
Sonoco Products Co.	215,000	6,288,750
		11,117,100
DISTRIBUTORS ― 0.2%
Core-Mark Holding Co., Inc.(1)	110,000	3,625,600
DIVERSIFIED ― 2.8%
iShares Russell 2000 Index Fund	490,000	30,507,400
iShares Russell 2000 Value Index Fund	280,000	16,251,200
		46,758,600
DIVERSIFIED CONSUMER SERVICES ― 0.9%
Corinthian Colleges, Inc.(1)	485,000	6,678,450
Lincoln Educational Services Corp.(1)	270,000	5,850,900
Regis Corp.	215,000	3,347,550
		15,876,900
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.2%
Iowa Telecommunications Services, Inc.	190,000	3,184,400
ELECTRIC UTILITIES ― 2.4%
Central Vermont Public Service Corp.	195,000	4,056,000
Cleco Corp.	86,632	2,367,653
Empire District Electric Co. (The)	100,000	1,873,000

Small Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

Great Plains Energy, Inc.	500,000	$ 9,695,000
IDACORP, Inc.	80,000	2,556,000
Portland General Electric Co.	590,000	12,041,900
Unitil Corp.	155,000	3,561,900
Westar Energy, Inc.	220,000	4,778,400
		40,929,853
ELECTRICAL EQUIPMENT ― 2.0%
Acuity Brands, Inc.	70,000	2,494,800
Belden, Inc.	210,000	4,603,200
Brady Corp., Class A	120,000	3,601,200
Encore Wire Corp.	195,000	4,108,650
General Cable Corp.(1)	80,000	2,353,600
Hubbell, Inc., Class B	55,000	2,601,500
II-VI, Inc.(1)	125,000	3,975,000
LSI Industries, Inc.	585,000	4,609,800
Regal-Beloit Corp.	60,000	3,116,400
Thomas & Betts Corp.(1)	85,000	3,042,150
		34,506,300
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 3.0%
Anixter International, Inc.(1)	75,000	3,532,500
Benchmark Electronics, Inc.(1)	300,000	5,673,000
Coherent, Inc.(1)	115,000	3,418,950
Electro Scientific Industries, Inc.(1)	435,000	4,706,700
Littelfuse, Inc.(1)	70,000	2,250,500
Methode Electronics, Inc.	325,000	2,821,000
Molex, Inc.	210,000	4,525,500
Park Electrochemical Corp.	140,000	3,869,600
PC Connection, Inc.(1)	461,942	3,118,108
Rogers Corp.(1)	245,000	7,425,950
Tech Data Corp.(1)	55,000	2,566,300
TTM Technologies, Inc.(1)	135,000	1,556,550
Vishay Intertechnology, Inc.(1)	535,000	4,467,250
		49,931,908
ENERGY EQUIPMENT & SERVICES ― 1.5%
Bristow Group, Inc.(1)	90,000	3,460,500
Global Industries Ltd.(1)	350,000	2,495,500
Helix Energy Solutions Group, Inc.(1)	290,000	3,407,500
Key Energy Services, Inc.(1)	385,000	3,384,150
Lufkin Industries, Inc.	35,000	2,562,000
North American Energy Partners, Inc.(1)	350,000	2,541,000
Superior Energy Services, Inc.(1)	185,000	4,493,650
Unit Corp.(1)	75,000	3,187,500
		25,531,800
FOOD & STAPLES RETAILING ― 0.8%
BJ's Wholesale Club, Inc.(1)	75,000	2,453,250
Casey's General Stores, Inc.	45,405	1,449,328
Ruddick Corp.	125,000	3,216,250
Weis Markets, Inc.	195,000	7,090,200
		14,209,028
FOOD PRODUCTS ― 1.0%
American Italian Pasta Co., Class A(1)	125,000	4,348,750
B&G Foods, Inc., Class A	270,000	2,478,600

Small Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

Corn Products International, Inc.	55,680	$ 1,627,526
Farmer Bros. Co.	114,832	2,266,784
Ralcorp Holdings, Inc.(1)	45,000	2,686,950
Seneca Foods Corp., Class A(1)	163,179	3,895,083
		17,303,693
GAS UTILITIES ― 1.0%
Chesapeake Utilities Corp.	75,000	2,403,750
Nicor, Inc.	135,000	5,683,500
Southwest Gas Corp.	140,000	3,994,200
WGL Holdings, Inc.	165,000	5,534,100
		17,615,550
HEALTH CARE EQUIPMENT & SUPPLIES ― 2.3%
Analogic Corp.	95,000	3,658,450
CONMED Corp.(1)	105,000	2,394,000
Cutera, Inc.(1)(2)	815,000	6,935,650
Utah Medical Products, Inc.(2)	170,000	4,984,400
Young Innovations, Inc.(2)	675,000	16,726,500
Zoll Medical Corp.(1)	155,000	4,141,600
		38,840,600
HEALTH CARE PROVIDERS & SERVICES ― 3.2%
Alliance HealthCare Services, Inc.(1)	935,000	5,338,850
Almost Family, Inc.(1)	80,000	3,162,400
AMERIGROUP Corp.(1)	135,000	3,639,600
Amsurg Corp.(1)	255,000	5,615,100
Assisted Living Concepts, Inc., Class A(1)	185,000	4,878,450
Kindred Healthcare, Inc.(1)	190,000	3,507,400
LifePoint Hospitals, Inc.(1)	120,000	3,901,200
Magellan Health Services, Inc.(1)	275,000	11,200,750
National Healthcare Corp.	210,000	7,583,100
U.S. Physical Therapy, Inc.(1)	320,000	5,417,600
		54,244,450
HOTELS, RESTAURANTS & LEISURE ― 1.5%
Bally Technologies, Inc.(1)	55,000	2,270,950
Bob Evans Farms, Inc.	120,000	3,474,000
Burger King Holdings, Inc.	240,000	4,516,800
Jack in the Box, Inc.(1)	210,000	4,130,700
Red Robin Gourmet Burgers, Inc.(1)	430,000	7,697,000
Ruby Tuesday, Inc.(1)	365,000	2,628,000
		24,717,450
HOUSEHOLD DURABLES ― 0.6%
CSS Industries, Inc	141,128	2,743,528
Helen of Troy Ltd.(1)	90,000	2,201,400
M.D.C. Holdings, Inc.	60,000	1,862,400
M/I Homes, Inc.(1)	265,000	2,753,350
		9,560,678
HOUSEHOLD PRODUCTS ― 0.2%
WD-40 Co.	130,000	4,206,800
INDUSTRIAL CONGLOMERATES ― 0.2%
Tredegar Corp.	170,000	2,689,400
INSURANCE ― 5.2%
American Equity Investment Life Holding Co.	275,000	2,046,000
Aspen Insurance Holdings Ltd.	160,000	4,072,000

Small Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

Assured Guaranty Ltd.	150,000	$ 3,264,000
Baldwin & Lyons, Inc., Class B	250,000	6,152,500
Delphi Financial Group, Inc., Class A	110,000	2,460,700
Erie Indemnity Co., Class A	320,000	12,486,400
Hanover Insurance Group, Inc. (The)	125,000	5,553,750
HCC Insurance Holdings, Inc.	525,000	14,684,250
Max Capital Group Ltd.	180,000	4,014,000
Mercer Insurance Group, Inc.(2)	340,000	6,177,800
Platinum Underwriters Holdings Ltd.	170,000	6,509,300
ProAssurance Corp.(1)	105,000	5,639,550
United Fire & Casualty Co.	195,000	3,554,850
Unitrin, Inc.	165,000	3,638,250
Validus Holdings Ltd.	145,905	3,930,681
Zenith National Insurance Corp.	140,000	4,166,400
		88,350,431
INTERNET SOFTWARE & SERVICES ― 0.4%
IAC/InterActiveCorp(1)	210,000	4,300,800
RealNetworks, Inc.(1)	675,000	2,504,250
		6,805,050
IT SERVICES ― 0.7%
CACI International, Inc., Class A(1)	90,000	4,396,500
Cass Information Systems, Inc.	106,954	3,251,402
NeuStar, Inc., Class A(1)	95,000	2,188,800
Total System Services, Inc.	130,000	2,245,100
		12,081,802
LEISURE EQUIPMENT & PRODUCTS ― 0.6%
JAKKS Pacific, Inc.(1)	220,000	2,666,400
RC2 Corp.(1)	170,000	2,507,500
Sport Supply Group, Inc.	325,000	4,091,750
		9,265,650
LIFE SCIENCES TOOLS & SERVICES ― 0.6%
Pharmaceutical Product Development, Inc.	400,000	9,376,000
MACHINERY ― 3.9%
Actuant Corp., Class A	330,000	6,114,900
Barnes Group, Inc.	275,000	4,647,500
FreightCar America, Inc.	160,000	3,172,800
IDEX Corp.	80,000	2,492,000
Kadant, Inc.(1)	150,000	2,394,000
Kaydon Corp.	65,000	2,324,400
Kennametal, Inc.	185,000	4,795,200
Lincoln Electric Holdings, Inc.	105,000	5,613,300
Mueller Industries, Inc.	495,000	12,295,800
Mueller Water Products, Inc., Class A	1,375,000	7,150,000
Pentair, Inc.	100,000	3,230,000
RBC Bearings, Inc.(1)	175,000	4,257,750
Robbins & Myers, Inc.	175,000	4,116,000
Wabtec Corp.	60,000	2,450,400
		65,054,050
MARINE ― 0.5%
Diana Shipping, Inc.(1)	350,000	5,068,000
Genco Shipping & Trading Ltd.(1)	130,000	2,909,400
		7,977,400

Small Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

MEDIA ― 3.2%
Arbitron, Inc.	150,000	$ 3,513,000
Belo Corp., Class A	650,000	3,536,000
E.W. Scripps Co. (The), Class A(1)	825,000	5,742,000
Entercom Communications Corp., Class A(1)	700,000	4,949,000
Entravision Communications Corp., Class A(1)	2,325,000	7,905,000
Gannett Co., Inc.	190,000	2,821,500
Harte-Hanks, Inc.	410,000	4,419,800
Interactive Data Corp.	115,000	2,909,500
Journal Communications, Inc., Class A	1,157,461	4,502,523
LIN TV Corp., Class A(1)	1,012,911	4,517,583
McClatchy Co. (The), Class A	1,250,000	4,425,000
Sinclair Broadcast Group, Inc., Class A(1)	625,000	2,518,750
Value Line, Inc.	100,000	2,511,000
		54,270,656
METALS & MINING ― 2.1%
Brush Engineered Materials, Inc.(1)	170,000	3,151,800
Carpenter Technology Corp.	100,000	2,695,000
Coeur d'Alene Mines Corp.(1)	190,000	3,431,400
Commercial Metals Co.	235,000	3,677,750
Globe Specialty Metals, Inc.(1)	265,000	2,491,000
Haynes International, Inc.	220,000	7,253,400
Kaiser Aluminum Corp.	55,000	2,289,100
Mesabi Trust	200,000	2,560,000
Royal Gold, Inc.	70,000	3,297,000
RTI International Metals, Inc.(1)	165,000	4,153,050
		34,999,500
MULTILINE RETAIL ― 0.6%
Big Lots, Inc.(1)	205,000	5,940,900
Fred's, Inc., Class A	335,000	3,417,000
		9,357,900
MULTI-UTILITIES ― 0.8%
Avista Corp.	190,000	4,102,100
Black Hills Corp.	135,000	3,595,050
MDU Resources Group, Inc.	105,000	2,478,000
NorthWestern Corp.	120,000	3,122,400
		13,297,550
OFFICE ELECTRONICS ― 0.2%
Zebra Technologies Corp., Class A(1)	110,000	3,119,600
OIL, GAS & CONSUMABLE FUELS ― 4.2%
Berry Petroleum Co., Class A	85,000	2,477,750
Bill Barrett Corp.(1)	185,000	5,755,350
DHT Maritime, Inc.	1,800,000	6,624,000
Forest Oil Corp.(1)	425,000	9,456,250
Frontier Oil Corp.	590,000	7,103,600
GMX Resources, Inc.(1)	205,000	2,816,700
Goodrich Petroleum Corp.(1)	115,000	2,800,250
Mariner Energy, Inc.(1)	660,000	7,662,600
Nordic American Tanker Shipping	110,000	3,300,000
Penn Virginia Corp.	205,000	4,364,450
Rosetta Resources, Inc.(1)	180,000	3,587,400
St. Mary Land & Exploration Co.	70,000	2,396,800

Small Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

W&T Offshore, Inc.	1,020,000	$ 11,934,000
		70,279,150
PAPER & FOREST PRODUCTS ― 0.4%
Louisiana-Pacific Corp.(1)	530,000	3,699,400
P.H. Glatfelter Co.	270,000	3,280,500
		6,979,900
PERSONAL PRODUCTS ― 0.7%
Inter Parfums, Inc.	407,947	4,964,715
Prestige Brands Holdings, Inc.(1)	485,000	3,812,100
Schiff Nutrition International, Inc.	435,000	3,401,700
		12,178,515
PHARMACEUTICALS ― 0.7%
Biovail Corp.	170,000	2,373,200
Endo Pharmaceuticals Holdings, Inc.(1)	215,000	4,409,650
Par Pharmaceutical Cos., Inc.(1)	95,000	2,570,700
Perrigo Co.	55,000	2,191,200
		11,544,750
PROFESSIONAL SERVICES ― 1.1%
CDI Corp.	280,000	3,626,000
Heidrick & Struggles International, Inc.	75,000	2,343,000
Korn/Ferry International(1)	135,000	2,227,500
Mistras Group, Inc.(1)	325,000	4,894,500
MPS Group, Inc.(1)	190,574	2,618,487
Watson Wyatt Worldwide, Inc., Class A	50,000	2,376,000
		18,085,487
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 3.7%
Capstead Mortgage Corp.	225,000	3,071,250
Chimera Investment Corp.	2,500,000	9,700,000
DCT Industrial Trust, Inc.	875,000	4,392,500
Getty Realty Corp.	85,000	2,000,050
Hatteras Financial Corp.	125,000	3,495,000
Healthcare Realty Trust, Inc.	145,000	3,111,700
Highwoods Properties, Inc.	225,000	7,503,750
Inland Real Estate Corp.	280,000	2,282,000
Medical Properties Trust, Inc.	235,000	2,350,000
MFA Financial, Inc.	1,075,000	7,901,250
National Health Investors, Inc.	110,000	4,068,900
National Retail Properties, Inc.	115,000	2,440,300
Omega Healthcare Investors, Inc.	190,000	3,695,500
Senior Housing Properties Trust	115,000	2,515,050
Urstadt Biddle Properties, Inc., Class A	119,565	1,825,758
Washington Real Estate Investment Trust	90,000	2,479,500
		62,832,508
ROAD & RAIL ― 0.3%
Arkansas Best Corp.	80,000	2,354,400
Old Dominion Freight Line, Inc.(1)	85,000	2,609,500
Werner Enterprises, Inc.	41,031	812,003
		5,775,903
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.4%
Atheros Communications, Inc.(1)	68,550	2,347,152
Cohu, Inc.	200,000	2,790,000
Cymer, Inc.(1)	60,000	2,302,800

Small Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

Integrated Device Technology, Inc.(1)	525,000	$ 3,396,750
Intersil Corp., Class A	305,000	4,678,700
Mattson Technology, Inc.(1)	1,125,000	4,027,500
MEMC Electronic Materials, Inc.(1)	250,000	3,405,000
MKS Instruments, Inc.(1)	135,000	2,350,350
Rudolph Technologies, Inc.(1)	205,000	1,377,600
Sigma Designs, Inc.(1)	335,000	3,584,500
Varian Semiconductor Equipment Associates, Inc.(1)	75,000	2,691,000
Verigy Ltd.(1)	430,000	5,534,100
Zoran Corp.(1)	240,000	2,652,000
		41,137,452
SOFTWARE ― 3.6%
Aspen Technology, Inc.(1)	305,000	2,989,000
Cadence Design Systems, Inc.(1)	465,000	2,785,350
Compuware Corp.(1)	460,000	3,325,800
Lawson Software, Inc.(1)	410,000	2,726,500
Parametric Technology Corp.(1)	875,000	14,297,500
Radiant Systems, Inc.(1)	340,000	3,536,000
S1 Corp.(1)	510,000	3,325,200
Sybase, Inc.(1)	240,000	10,416,000
Synopsys, Inc.(1)	115,000	2,562,200
THQ, Inc.(1)	900,000	4,536,000
TIBCO Software, Inc.(1)	440,000	4,237,200
Ulticom, Inc.(2)	547,876	5,262,349
		59,999,099
SPECIALTY RETAIL ― 4.3%
Aaron's, Inc.	120,000	3,327,600
Bebe Stores, Inc.	425,000	2,664,750
Cabela's, Inc.(1)	275,000	3,921,500
Cato Corp. (The), Class A	135,000	2,708,100
Children's Place Retail Stores, Inc. (The)(1)	145,000	4,786,450
Christopher & Banks Corp.	685,509	5,223,578
Coldwater Creek, Inc.(1)	650,000	2,899,000
Dress Barn, Inc. (The)(1)	110,000	2,541,000
Finish Line, Inc. (The), Class A	560,000	7,028,000
Foot Locker, Inc.	210,000	2,339,400
Genesco, Inc.(1)	155,000	4,256,300
Hot Topic, Inc.(1)	565,000	3,593,400
Men's Wearhouse, Inc. (The)	125,000	2,632,500
PEP Boys-Manny Moe & Jack	405,000	3,426,300
RadioShack Corp.	115,000	2,242,500
Rent-A-Center, Inc.(1)	240,000	4,252,800
Rue21, Inc.(1)	70,000	1,966,300
Stage Stores, Inc.	235,000	2,904,600
Vitamin Shoppe, Inc.(1)	118,016	2,624,676
Wet Seal, Inc. (The), Class A(1)	1,875,000	6,468,750
		71,807,504
TEXTILES, APPAREL & LUXURY GOODS ― 0.8%
Crocs, Inc.(1)	550,000	3,162,500
Skechers U.S.A., Inc., Class A(1)	85,000	2,499,850
Weyco Group, Inc.	130,000	3,073,200

Small Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

Wolverine World Wide, Inc.	150,000	$ 4,083,000
		12,818,550
THRIFTS & MORTGAGE FINANCE ― 1.8%
Brookline Bancorp., Inc.	435,000	4,310,850
First Financial Northwest, Inc.	520,000	3,406,000
First Niagara Financial Group, Inc.	520,000	7,233,200
Flushing Financial Corp.	260,000	2,927,600
K-Fed Bancorp.	340,000	2,988,600
PMI Group, Inc. (The)(1)	892,514	2,249,135
Provident Financial Services, Inc.	235,000	2,502,750
Washington Federal, Inc.	210,000	4,061,400
		29,679,535
TRADING COMPANIES & DISTRIBUTORS ― 0.9%
GATX Corp.	95,000	2,731,250
Kaman Corp.	225,000	5,195,250
Lawson Products, Inc.	217,911	3,846,129
WESCO International, Inc.(1)	115,000	3,106,150
		14,878,779
WATER UTILITIES ― 0.2%
Artesian Resources Corp., Class A	230,000	4,211,300
TOTAL COMMON STOCKS
(Cost $1,319,444,428)		1,563,488,198
CONVERTIBLE PREFERRED STOCKS ― 3.9%
COMMERCIAL BANKS ― 0.1%
Huntington Bancshares, Inc., Series A, 8.50%, 4/15/13(3)	2,549	2,192,140
INSURANCE ― 2.5%
Aspen Insurance Holdings Ltd., Series AHL, 5.625%, 2/6/13(3)	780,000	40,965,600
LEISURE EQUIPMENT & PRODUCTS ― 0.3%
Callaway Golf Co., Series B, 7.50%, 6/15/12(3)(4)	40,000	4,930,000
MEDIA ― 0.2%
LodgeNet Interactive Corp., 10.00%, 12/31/49(3)(4)	1,776	2,664,000
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.5%
Digital Realty Trust, Inc., Series D, 5.50%, 2/6/13(3)	85,000	2,613,750
Entertainment Properties Trust, Series E, 9.00%, 4/20/13(3)	145,000	3,606,150
Lexington Realty Trust, Series C, 6.50%, 12/31/49(3)	70,000	2,377,900
		8,597,800
TOBACCO ― 0.3%
Universal Corp., 6.75%, 3/15/18(3)	4,900	5,573,750
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $57,308,787)		64,923,290
PREFERRED STOCKS ― 0.7%
INSURANCE(5)
Odyssey Re Holdings Corp., Series A, 8.125%, 10/20/10(3)	23,798	596,140
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.7%
National Retail Properties, Inc., Series C, 7.375%, 10/12/11(3)	280,000	6,748,000
PS Business Parks, Inc., Series K, 7.95%, 3/11/10(3)	205,000	5,177,275
		11,925,275
TOTAL PREFERRED STOCKS
(Cost $11,561,868)		12,521,415

Small Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS ― 3.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	45,529	$ 45,529

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.375%, 10/31/14, valued at $59,007,980), in a joint trading account at 0.01%, dated 12/31/09, due 1/4/10 (Delivery value $58,100,065)		58,100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $58,145,529)		58,145,529
TOTAL INVESTMENT SECURITIES — 100.9%
(Cost $1,446,460,612)		1,699,078,432
OTHER ASSETS AND LIABILITIES — (0.9)%		(14,750,640)
TOTAL NET ASSETS — 100.0%		$1,684,327,792

Notes to Schedule of Investments

(1)	Non-income producing.
(2)
Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $7,594,000, which represented 0.5% of total net assets.

(5)	Industry is less than 0.05% of total net assets.

Small Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations
Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$1,563,488,198	–	–
Convertible Preferred Stocks	–	$ 64,923,290	–
Preferred Stocks	–	12,521,415	–
Temporary Cash Investments	45,529	58,100,000	–
Total Value of Investment Securities	$1,563,533,727	$135,544,705	–

Small Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

3. Affiliated Company Transactions

If a fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act.  A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2009 follows:

	December 31, 2009
Company	March 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value
Cutera, Inc.(1)	655,000	$1,896,519	$942,982	$(394,888)	-	815,000	$6,935,650
DHT Maritime, Inc.(2)	2,318,922	3,111,867	9,741,219	(3,286,482)	$487,500	1,800,000	- (2)
Mercer Insurance Group, Inc.	275,000	1,280,846	168,450	7,619	68,625	340,000	6,177,800
Ulticom, Inc.	1,908,975	715,310	510,824	(245,844)	8,524,598	547,876	5,262,349
Utah Medical Products, Inc.	180,000	1,049,025	1,493,763	(93,318)	117,937	170,000	4,984,400
Young Innovations, Inc.	725,000	1,820,012	3,487,482	(528,872)	80,203	675,000	16,726,500
		$9,873,579	$16,344,720	$(4,541,785)	$9,278,863		$40,086,699

(1) Non-income producing. (2) Company was not an affiliate at December 31, 2009. 4. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments		$1,569,024,897
Gross tax appreciation of investments		$184,611,654
Gross tax depreciation of investments		(54,558,119)
Net tax appreciation (depreciation) of investments		$130,053,535

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Income Fund

December 31, 2009

Equity Income – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares/Principal Amount	Value

COMMON STOCKS ― 72.8%
AEROSPACE & DEFENSE ― 0.3%
Northrop Grumman Corp.	300,027	$ 16,756,508
AIR FREIGHT & LOGISTICS ― 2.1%
United Parcel Service, Inc., Class B	2,200,021	126,215,205
AUTOMOBILES ― 0.2%
Honda Motor Co. Ltd.	300,000	10,143,619
CAPITAL MARKETS ― 3.2%
AllianceBernstein Holding LP	847,973	23,828,041
Charles Schwab Corp. (The)	1,600,000	30,112,000
Northern Trust Corp.	2,000,000	104,800,000
T. Rowe Price Group, Inc.	620,100	33,020,325
		191,760,366
COMMERCIAL BANKS ― 0.8%
Commerce Bancshares, Inc.	1,151,649	44,591,849
COMMERCIAL SERVICES & SUPPLIES ― 1.8%
Pitney Bowes, Inc.	1,000,000	22,760,000
Waste Management, Inc.	2,500,045	84,526,521
		107,286,521
COMPUTERS & PERIPHERALS ― 0.1%
Diebold, Inc.	241,470	6,869,822
DISTRIBUTORS ― 0.4%
Genuine Parts Co.	660,000	25,053,600
DIVERSIFIED ― 0.3%
Standard & Poor’s 500 Depository Receipt, Series 1	132,000	14,710,080
DIVERSIFIED TELECOMMUNICATION SERVICES ― 5.3%
AT&T, Inc.	8,000,000	224,240,000
BCE, Inc.	2,700,000	74,867,333
Verizon Communications, Inc.	437,100	14,481,123
		313,588,456
ELECTRIC UTILITIES ― 1.6%
Northeast Utilities	1,600,000	41,264,000
Portland General Electric Co.	868,443	17,724,922
Southern Co.	1,000,000	33,320,000
		92,308,922
ELECTRICAL EQUIPMENT ― 1.6%
Cooper Industries plc, Class A	500,000	21,320,000
Emerson Electric Co.	950,000	40,470,000
Rockwell Automation, Inc.	700,000	32,886,000
		94,676,000
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.6%
AVX Corp.	170,253	2,157,106
Molex, Inc., Class A	1,757,100	33,613,323
		35,770,429
FOOD & STAPLES RETAILING ― 2.7%
Wal-Mart Stores, Inc.	3,000,016	160,350,855
FOOD PRODUCTS ― 4.1%
Campbell Soup Co.	1,100,021	37,180,710
H.J. Heinz Co.	2,200,000	94,072,000

Equity Income – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares/Principal Amount	Value

Hershey Co. (The)	1,200,000	$ 42,948,000
Kraft Foods, Inc., Class A	640,020	17,395,743
Unilever NV CVA	1,500,000	48,877,872
		240,474,325
GAS UTILITIES ― 4.8%
AGL Resources, Inc.	2,630,800	95,945,276
Nicor, Inc.	760,000	31,996,000
Piedmont Natural Gas Co., Inc.	1,734,200	46,389,850
Spectra Energy Partners LP	870,208	25,732,051
WGL Holdings, Inc.(1)	2,506,188	84,057,545
		284,120,722
HOTELS, RESTAURANTS & LEISURE ― 0.4%
McDonald's Corp.	400,000	24,976,000
HOUSEHOLD PRODUCTS ― 5.3%
Clorox Co.	850,000	51,850,000
Kimberly-Clark Corp.	2,700,000	172,017,000
Procter & Gamble Co. (The)	1,500,000	90,945,000
		314,812,000
INSURANCE ― 7.1%
ACE Ltd.(2)	300,000	15,120,000
Allstate Corp. (The)	3,364,200	101,060,568
Chubb Corp. (The)	1,643,400	80,822,412
Marsh & McLennan Cos., Inc.	8,490,189	187,463,373
MetLife, Inc.	281,300	9,943,955
Transatlantic Holdings, Inc.	500,404	26,076,053
		420,486,361
IT SERVICES ― 0.9%
Automatic Data Processing, Inc.	1,301,900	55,747,358
METALS & MINING ― 0.2%
Nucor Corp.	286,900	13,383,885
MULTI-UTILITIES ― 2.8%
Consolidated Edison, Inc.	1,454,868	66,094,653
PG&E Corp.	1,850,000	82,602,500
Wisconsin Energy Corp.	400,000	19,932,000
		168,629,153
OIL, GAS & CONSUMABLE FUELS ― 14.5%
BP plc	4,500,000	43,520,301
Chevron Corp.	2,523,800	194,307,362
Enterprise Products Partners LP	500,000	15,705,000
Exxon Mobil Corp.	5,664,629	386,271,051
Total SA	2,969,700	190,303,002
XTO Energy, Inc.	689,300	32,073,129
		862,179,845
PHARMACEUTICALS ― 6.2%
Bristol-Myers Squibb Co.	3,217,840	81,250,460
Eli Lilly & Co.	1,300,000	46,423,000
Johnson & Johnson	2,789,535	179,673,949
Pfizer, Inc.	3,400,024	61,846,437
		369,193,846
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 1.2%
Annaly Capital Management, Inc.	2,300,000	39,905,000

Equity Income – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares/Principal Amount	Value

Public Storage	410,300	$ 33,418,935
		73,323,935
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 0.9%
Applied Materials, Inc.	2,200,046	30,668,641
Microchip Technology, Inc.	800,000	23,248,000
		53,916,641
SPECIALTY RETAIL ― 2.1%
Lowe's Cos., Inc.	4,200,000	98,238,000
Sherwin-Williams Co. (The)	400,000	24,660,000
		122,898,000
THRIFTS & MORTGAGE FINANCE ― 1.3%
Hudson City Bancorp., Inc.	1,600,000	21,968,000
People's United Financial, Inc.	3,400,000	56,780,000
		78,748,000
TOTAL COMMON STOCKS
(Cost $3,760,781,631)		4,322,972,303
CONVERTIBLE BONDS ― 20.6%
AUTO COMPONENTS ― 1.4%
BorgWarner, Inc., 3.50%, 4/15/12	$ 64,010,000	81,052,662
CAPITAL MARKETS ― 1.1%
Goldman Sachs Group, Inc. (The), (convertible into Charles Schwab Corp. (The)), 10.40%, 1/25/10(3)(4)	1,450,000	27,009,295
Janus Capital Group, Inc., 3.25%, 7/15/14	15,000,000	18,150,000
Morgan Stanley, (convertible into Marsh & McLennan Cos., Inc.), 8.20%, 3/10/10(3)(4)	725,000	16,214,625
		61,373,920
COMMERCIAL BANKS ― 3.3%
BNP Paribas, (convertible into Aon Corp.), 4.55%, 2/4/10(3)(4)	640,000	24,694,400
Deutsche Bank AG, (convertible into Toll Brothers, Inc.), 15.67%, 3/11/10(3)(4)	655,000	12,166,298
U.S. Bancorp., VRN, 0.00%, 3/11/10	162,566,000	160,330,717
		197,191,415
COMMERCIAL SERVICES & SUPPLIES ― 2.4%
Waste Connections, Inc., 3.75%, 4/1/26	132,800,000	143,424,000
ENERGY EQUIPMENT & SERVICES ― 1.6%
Cameron International Corp., 2.50%, 6/15/26	54,938,000	74,234,972
Schlumberger Ltd., 2.125%, 6/1/23	12,000,000	19,650,000
		93,884,972
HEALTH CARE PROVIDERS & SERVICES ― 1.1%
Lincare Holdings, Inc., 2.75%, 11/1/37	61,399,000	65,082,940
IT SERVICES ― 1.1%
DST Systems, Inc., VRN, 3.63%, 8/15/23	64,000,000	66,720,000
METALS & MINING ― 1.1%
Newmont Mining Corp., 3.00%, 2/15/12	53,000,000	67,045,000
OIL, GAS & CONSUMABLE FUELS ― 0.5%
Peabody Energy Corp., 4.75%, 12/15/41	29,032,000	29,467,480
PAPER & FOREST PRODUCTS ― 1.3%
Rayonier TRS Holdings, Inc., 3.75%, 10/15/12	45,000,000	48,037,500

Equity Income – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares/Principal Amount	Value

Rayonier TRS Holdings, Inc., 4.50%, 8/15/15(3)	$ 26,000,000	$ 29,965,000
		78,002,500
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 2.3%
Host Hotels & Resorts LP, 3.25%, 4/15/24(3)	100,000,000	100,500,000
Host Hotels & Resorts LP, 2.50%, 10/15/29(3)	12,000,000	12,885,000
Reckson Operating Partnership LP, 4.00%, 6/15/25	22,474,000	22,474,000
		135,859,000
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.2%
Intel Corp., 2.95%, 12/15/35	134,000,000	129,980,000
Intel Corp., 3.25%, 8/1/39(3)	6,000,000	6,922,500
Linear Technology Corp., 3.125%, 5/1/27	34,970,000	35,275,988
Verigy Ltd., 5.25%, 7/15/14(3)	15,348,000	18,724,560
		190,903,048
SOFTWARE ― 0.2%
Sybase, Inc., 3.50%, 8/15/29(3)	11,158,000	13,278,020
TOTAL CONVERTIBLE BONDS
(Cost $1,108,533,624)		1,223,284,957
CONVERTIBLE PREFERRED STOCKS ― 3.6%
DIVERSIFIED FINANCIAL SERVICES ― 3.6%
Bank of America Corp., 7.25%, 12/31/49(5)
(Cost $178,735,418)	245,000	215,355,000
PREFERRED STOCKS ― 0.1%
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
Public Storage, 7.50%, 2/25/10(5)
(Cost $7,211,118)	330,022	8,432,062
TEMPORARY CASH INVESTMENTS ― 2.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	48,251	48,251

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/10, valued at $145,145,999), in a joint trading account at 0.001%, dated 12/31/09, due 1/4/10 (Delivery value $142,300,016)		142,300,000
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.50%-6.125%, 11/15/27-2/15/36, valued at $11,033,918), in a joint trading account at 0.001%, dated 12/31/09, due 1/4/10 (Delivery value $10,800,001)		10,800,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $153,148,251)		153,148,251
TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $5,208,410,042)		5,923,192,573
OTHER ASSETS AND LIABILITIES — 0.3%		16,953,117
TOTAL NET ASSETS — 100.0%		$5,940,145,690

Equity Income – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
62,924,371	CAD for USD	1/29/10	$60,165,770	$505,007
127,677,821	EUR for USD	1/29/10	183,032,541	1,315,975
20,297,250	GBP for USD	1/29/10	32,780,870	(313,225)
651,000,000	JPY for USD	1/29/10	6,990,755	119,104
			$282,969,936	$1,626,861
(Value on Settlement Date $284,596,797)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
ETF	-	Exchange Traded Fund
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SPDR	-	Standard & Poor's Depositary Receipts
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)	Non-income producing.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $262,359,698, which represented 4.4% of total net assets.

(4)	Equity-linked debt security. The aggregated value of these securities at the period end, was $80,084,618, which represented 1.3% of total net assets.
(5)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

Equity Income – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$3,940,140,176	–	–
Foreign Common Stocks	15,120,000	$ 367,712,127	–
Convertible Bonds	–	1,223,284,957	–
Convertible Preferred Stocks	–	215,355,000	–
Preferred Stocks	–	8,432,062	–
Temporary Cash Investments	48,251	153,100,000	–
Total Value of Investment Securities	$3,955,308,427	$1,967,884,146	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency
Exchange Contracts	–	$1,626,861	–

Equity Income – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

3. Affiliated Company Transactions

If a fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2009 follows:

	December 31, 2009
Company	Share Balance March 31, 2009	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value
AGL Resources, Inc.(1)	3,573,500	$ 2,686,006	$36,141,881	$(1,462,005)	$444,007,710	2,630,800	(1)
WGL Holdings, Inc.	2,371,288	10,708,456	6,573,199	1,751	2,695,888	2,506,188	$ 84,057,545
		$13,394,462	$42,715,080	$(1,460,254)	$6,703,598		$ 84,057,545

(1) Company was not an affiliate at December 31, 2009.

4. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,419,908,135
Gross tax appreciation of investments	$514,930,524
Gross tax depreciation of investments	(11,646,086)
Net tax appreciation (depreciation) of investments	$503,284,438

The difference between book-basis and tax basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Value Fund

December 31, 2009

Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 97.6%
AEROSPACE & DEFENSE ― 1.0%
Boeing Co. (The)	120,830	$ 6,540,528
Northrop Grumman Corp.	157,280	8,784,088
		15,324,616
AIR FREIGHT & LOGISTICS ― 0.9%
United Parcel Service, Inc., Class B	220,720	12,662,706
AIRLINES ― 0.5%
Southwest Airlines Co.	636,490	7,275,081
AUTOMOBILES ― 1.6%
Honda Motor Co. Ltd.	175,900	5,947,542
Toyota Motor Corp.	412,900	17,348,347
		23,295,889
BEVERAGES ― 1.0%
PepsiCo, Inc.	235,090	14,293,472
CAPITAL MARKETS ― 6.0%
AllianceBernstein Holding LP	535,230	15,039,963
Ameriprise Financial, Inc.	315,130	12,233,347
Bank of New York Mellon Corp. (The)	381,750	10,677,548
Goldman Sachs Group, Inc. (The)	70,240	11,859,322
Legg Mason, Inc.	137,540	4,148,206
Morgan Stanley	282,550	8,363,480
Northern Trust Corp.	334,200	17,512,080
State Street Corp.	238,010	10,362,955
		90,196,901
CHEMICALS ― 0.9%
E.I. du Pont de Nemours & Co.	383,390	12,908,741
Minerals Technologies, Inc.	12,840	699,395
		13,608,136
COMMERCIAL BANKS ― 1.7%
Commerce Bancshares, Inc.	128,000	4,956,160
U.S. Bancorp.	923,450	20,786,860
		25,743,020
COMMERCIAL SERVICES & SUPPLIES ― 2.4%
Avery Dennison Corp.	67,420	2,460,156
Pitney Bowes, Inc.	250,010	5,690,227
Republic Services, Inc.	466,470	13,205,766
Waste Management, Inc.	422,330	14,278,977
		35,635,126
COMMUNICATIONS EQUIPMENT ― 0.5%
Nokia Oyj ADR	545,920	7,015,072
COMPUTERS & PERIPHERALS ― 1.5%
Diebold, Inc.	387,210	11,016,124
Hewlett-Packard Co.	220,490	11,357,440
		22,373,564
CONTAINERS & PACKAGING ― 0.6%
Bemis Co., Inc.	303,600	9,001,740
DISTRIBUTORS ― 1.5%
Genuine Parts Co.	570,960	21,673,642

Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

DIVERSIFIED ― 0.7%
iShares Russell 3000 Value Index Fund	138,900	$ 10,449,447
DIVERSIFIED FINANCIAL SERVICES ― 3.3%
JPMorgan Chase & Co.	1,018,430	42,437,978
McGraw-Hill Cos., Inc. (The)	210,990	7,070,275
		49,508,253
DIVERSIFIED TELECOMMUNICATION SERVICES ― 5.3%
AT&T, Inc.	2,116,550	59,326,897
BCE, Inc.	219,100	6,075,345
Verizon Communications, Inc.	428,610	14,199,849
		79,602,091
ELECTRIC UTILITIES ― 3.7%
American Electric Power Co., Inc.	183,000	6,366,570
IDACORP, Inc.	539,560	17,238,942
Southern Co.	180,730	6,021,924
Westar Energy, Inc.	1,183,670	25,709,312
		55,336,748
ELECTRICAL EQUIPMENT ― 1.8%
Emerson Electric Co.	172,470	7,347,222
Hubbell, Inc., Class B	427,130	20,203,249
		27,550,471
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.6%
Molex, Inc.	646,790	13,938,324
Tyco Electronics Ltd.	414,580	10,177,939
		24,116,263
ENERGY EQUIPMENT & SERVICES ― 1.5%
Baker Hughes, Inc.	112,540	4,555,619
BJ Services Co.	166,600	3,098,760
Helmerich & Payne, Inc.	92,780	3,700,066
Schlumberger Ltd.	168,760	10,984,589
		22,339,034
FOOD & STAPLES RETAILING ― 0.9%
CVS Caremark Corp.	250,540	8,069,893
Wal-Mart Stores, Inc.	109,320	5,843,154
		13,913,047
FOOD PRODUCTS ― 5.3%
Campbell Soup Co.	222,010	7,503,938
ConAgra Foods, Inc.	582,560	13,428,008
H.J. Heinz Co.	351,430	15,027,147
Kellogg Co.	83,600	4,447,520
Kraft Foods, Inc., Class A	996,430	27,082,967
Unilever NV CVA	382,060	12,449,520
		79,939,100
GAS UTILITIES ― 0.3%
Southwest Gas Corp.	7,562	215,744
WGL Holdings, Inc.	110,200	3,696,108
		3,911,852
HEALTH CARE EQUIPMENT & SUPPLIES ― 2.0%
Beckman Coulter, Inc.	195,310	12,781,086
Boston Scientific Corp.(1)	1,100,940	9,908,460
CareFusion Corp.(1)	56,110	1,403,311

Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

Zimmer Holdings, Inc.(1)	99,070	$ 5,856,028
		29,948,885
HEALTH CARE PROVIDERS & SERVICES ― 1.2%
Aetna, Inc.	101,050	3,203,285
Cardinal Health, Inc.	108,270	3,490,625
CIGNA Corp.	58,750	2,072,112
LifePoint Hospitals, Inc.(1)	200,880	6,530,609
UnitedHealth Group, Inc.	108,220	3,298,546
		18,595,177
HOTELS, RESTAURANTS & LEISURE ― 2.0%
Hyatt Hotels Corp., Class A(1)	143,810	4,286,976
International Speedway Corp., Class A	508,800	14,475,360
Speedway Motorsports, Inc.	600,370	10,578,520
		29,340,856
HOUSEHOLD DURABLES ― 0.5%
Whirlpool Corp.	92,600	7,469,116
HOUSEHOLD PRODUCTS ― 2.1%
Kimberly-Clark Corp.	301,260	19,193,275
Procter & Gamble Co. (The)	198,050	12,007,771
		31,201,046
INDUSTRIAL CONGLOMERATES ― 2.9%
3M Co.	59,220	4,895,717
General Electric Co.	2,570,550	38,892,422
		43,788,139
INSURANCE ― 7.7%
Allstate Corp. (The)	477,380	14,340,495
Aon Corp.	140,970	5,404,790
Berkshire Hathaway, Inc., Class A(1)	270	26,784,000
Chubb Corp. (The)	210,940	10,374,029
Marsh & McLennan Cos., Inc.	1,810,740	39,981,139
Transatlantic Holdings, Inc.	107,040	5,577,855
Travelers Cos., Inc. (The)	259,070	12,917,230
		115,379,538
IT SERVICES ― 0.4%
Automatic Data Processing, Inc.	153,760	6,584,003
MEDIA ― 0.4%
Walt Disney Co. (The)	191,020	6,160,395
METALS & MINING ― 0.6%
Barrick Gold Corp.	93,240	3,671,791
Newmont Mining Corp.	120,410	5,696,597
		9,368,388
MULTILINE RETAIL ― 1.0%
Family Dollar Stores, Inc.	124,900	3,475,967
Target Corp.	238,870	11,554,142
		15,030,109
MULTI-UTILITIES ― 2.4%
Ameren Corp.	107,773	3,012,255
PG&E Corp.	133,180	5,946,487
Wisconsin Energy Corp.	377,190	18,795,378
Xcel Energy, Inc.	410,450	8,709,749
		36,463,869

Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

OIL, GAS & CONSUMABLE FUELS ― 15.8%
Apache Corp.	106,090	$ 10,945,305
BP plc ADR	164,690	9,547,079
Chevron Corp.	566,360	43,604,056
ConocoPhillips	73,920	3,775,095
Devon Energy Corp.	177,460	13,043,310
EOG Resources, Inc.	43,950	4,276,335
EQT Corp.	323,640	14,214,269
Exxon Mobil Corp.	1,110,650	75,735,224
Total SA	671,930	43,058,321
Valero Energy Corp.	167,740	2,809,645
XTO Energy, Inc.	327,090	15,219,498
		236,228,137
PAPER & FOREST PRODUCTS ― 0.2%
Weyerhaeuser Co.	83,070	3,583,640
PHARMACEUTICALS ― 6.8%
Bristol-Myers Squibb Co.	219,785	5,549,571
Eli Lilly & Co.	358,100	12,787,751
Johnson & Johnson	397,840	25,624,875
Merck & Co., Inc.	435,730	15,921,574
Pfizer, Inc.	2,259,500	41,100,305
		100,984,076
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.9%
Boston Properties, Inc.	58,480	3,922,254
Host Hotels & Resorts, Inc.(1)	529,288	6,176,791
Public Storage	40,600	3,306,870
		13,405,915
ROAD & RAIL ― 0.9%
Heartland Express, Inc.	342,020	5,222,645
Union Pacific Corp.	117,010	7,476,939
		12,699,584
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.1%
Applied Materials, Inc.	844,370	11,770,518
Intel Corp.	860,030	17,544,612
Texas Instruments, Inc.	79,110	2,061,606
		31,376,736
SPECIALTY RETAIL ― 2.7%
Lowe's Cos., Inc.	1,444,740	33,792,469
PetSmart, Inc.	255,840	6,828,369
		40,620,838
THRIFTS & MORTGAGE FINANCE ― 0.5%
Hudson City Bancorp., Inc.	565,300	7,761,569
TOTAL COMMON STOCKS
(Cost $1,387,794,116)		1,460,755,287
CONVERTIBLE PREFERRED STOCKS — 0.7%
DIVERSIFIED FINANCIAL SERVICES ― 0.7%
Bank of America Corp., 10.00%, 12/31/49(2) (Cost $11,304,566)	752,770	11,231,328
TEMPORARY CASH INVESTMENTS — 1.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	83,250	83,250

Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Value

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.375%, 10/31/14, valued at $23,054,753), in a joint trading account at 0.01%, dated 12/31/09, due 1/4/10 (Delivery value $22,700,025)
$ 22,700,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $22,783,250)	22,783,250
TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $1,421,881,932)	1,494,769,865
OTHER ASSETS AND LIABILITIES — 0.2%	2,478,820
TOTAL NET ASSETS — 100.0%	$1,497,248,685

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
8,642,344	CAD for USD	1/29/10	$8,263,464	$63,135
37,204,220	EUR for USD	1/29/10	53,334,110	383,464
5,112,283	GBP for USD	1/29/10	8,256,542	(74,230)
1,494,468,500	JPY for USD	1/29/10	16,048,329	273,422
			$85,902,445	$645,791
(Value on Settlement Date $86,548,236)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.
(2)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value.  Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,345,464,331	–	–
Foreign Common Stocks	30,411,881	$ 84,879,075	–
Convertible Preferred Stocks	–	11,231,328	–
Temporary Cash Investments	83,250	22,700,000	–
Total Value of Investment Securities	$1,375,959,462	$118,810,403	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$645,791	–

3. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,512,869,920
Gross tax appreciation of investments	$103,954,021
Gross tax depreciation of investments	(122,054,076)
Net tax appreciation (depreciation) of investments	$(18,100,055)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Large Company Value Fund

December 31, 2009

Large Company Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE ― 2.4%
Honeywell International, Inc.	272,500	$ 10,682,000
Lockheed Martin Corp.	88,000	6,630,800
Northrop Grumman Corp.	243,900	13,621,815
		30,934,615
BEVERAGES ― 1.5%
Coca-Cola Co. (The)	334,600	19,072,200
BIOTECHNOLOGY ― 0.8%
Amgen, Inc.(1)	125,500	7,099,535
Gilead Sciences, Inc.(1)	71,400	3,090,192
		10,189,727
CAPITAL MARKETS ― 4.2%
Ameriprise Financial, Inc.	267,600	10,388,232
Bank of New York Mellon Corp. (The)	490,300	13,713,691
Goldman Sachs Group, Inc. (The)	120,200	20,294,568
Morgan Stanley	362,800	10,738,880
		55,135,371
CHEMICALS ― 2.2%
E.I. du Pont de Nemours & Co.	470,900	15,855,203
PPG Industries, Inc.	209,200	12,246,568
		28,101,771
COMMERCIAL BANKS ― 3.9%
PNC Financial Services Group, Inc.	164,900	8,705,071
U.S. Bancorp.	708,300	15,943,833
Wells Fargo & Co.	956,822	25,824,626
		50,473,530
COMMERCIAL SERVICES & SUPPLIES ― 1.7%
Avery Dennison Corp.	134,500	4,907,905
Pitney Bowes, Inc.	207,800	4,729,528
R.R. Donnelley & Sons Co.	277,000	6,168,790
Waste Management, Inc.	192,100	6,494,901
		22,301,124
COMMUNICATIONS EQUIPMENT ― 0.7%
Cisco Systems, Inc.(1)	406,600	9,734,004
COMPUTERS & PERIPHERALS ― 1.2%
Hewlett-Packard Co.	297,200	15,308,772
CONSTRUCTION & ENGINEERING ― 0.2%
Shaw Group, Inc. (The)(1)	111,400	3,202,750
DIVERSIFIED CONSUMER SERVICES ― 0.7%
H&R Block, Inc.	389,900	8,819,538
DIVERSIFIED FINANCIAL SERVICES ― 6.9%
Bank of America Corp.	2,485,800	37,436,148
Citigroup, Inc.	1,801,555	5,963,147
JPMorgan Chase & Co.	1,103,900	45,999,513
		89,398,808
DIVERSIFIED TELECOMMUNICATION SERVICES ― 6.8%
AT&T, Inc.	1,862,300	52,200,269
CenturyTel, Inc.	147,200	5,330,112

Large Company Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

Verizon Communications, Inc.	930,400	$ 30,824,152
		88,354,533
ELECTRIC UTILITIES ― 2.6%
Exelon Corp.	376,600	18,404,442
PPL Corp.	466,700	15,079,077
		33,483,519
ENERGY EQUIPMENT & SERVICES ― 2.0%
Baker Hughes, Inc.	131,300	5,315,024
Diamond Offshore Drilling, Inc.	37,600	3,700,592
National Oilwell Varco, Inc.	250,000	11,022,500
Smith International, Inc.	85,300	2,317,601
Transocean Ltd.(1)	39,100	3,237,480
		25,593,197
FOOD & STAPLES RETAILING ― 3.3%
Kroger Co. (The)	408,600	8,388,558
SYSCO Corp.	263,500	7,362,190
Walgreen Co.	339,800	12,477,456
Wal-Mart Stores, Inc.	276,700	14,789,615
		43,017,819
FOOD PRODUCTS ― 1.0%
Kraft Foods, Inc., Class A	243,500	6,618,330
Unilever NV New York Shares	214,600	6,938,018
		13,556,348
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.4%
Medtronic, Inc.	132,300	5,818,554
HEALTH CARE PROVIDERS & SERVICES ― 1.4%
Aetna, Inc.	201,400	6,384,380
Quest Diagnostics, Inc.	69,900	4,220,562
WellPoint, Inc.(1)	133,500	7,781,715
		18,386,657
HOTELS, RESTAURANTS & LEISURE ― 0.6%
Darden Restaurants, Inc.	121,300	4,253,991
Starbucks Corp.(1)	140,600	3,242,236
		7,496,227
HOUSEHOLD DURABLES ― 0.6%
Newell Rubbermaid, Inc.	502,800	7,547,028
HOUSEHOLD PRODUCTS ― 0.5%
Clorox Co.	111,600	6,807,600
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.2%
NRG Energy, Inc.(1)	141,800	3,347,898
INDUSTRIAL CONGLOMERATES ― 3.9%
General Electric Co.(2)	2,903,800	43,934,494
Tyco International Ltd.(1)	189,400	6,757,792
		50,692,286
INSURANCE ― 4.2%
Allstate Corp. (The)	408,500	12,271,340
Chubb Corp. (The)	170,400	8,380,272
Loews Corp.	169,900	6,175,865
Torchmark Corp.	197,800	8,693,310
Travelers Cos., Inc. (The)	300,400	14,977,944
XL Capital Ltd., Class A	224,800	4,120,584
		54,619,315

Large Company Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

IT SERVICES ― 1.6%
Fiserv, Inc.(1)	104,700	$ 5,075,856
International Business Machines Corp.	118,500	15,511,650
		20,587,506
MACHINERY ― 1.6%
Dover Corp.	238,100	9,907,341
Ingersoll-Rand plc	310,800	11,107,992
		21,015,333
MEDIA ― 4.1%
CBS Corp., Class B	663,700	9,324,985
Comcast Corp., Class A	704,700	11,881,242
Time Warner Cable, Inc.	152,120	6,296,247
Time Warner, Inc.	512,700	14,940,078
Viacom, Inc., Class B(1)	351,700	10,456,041
		52,898,593
METALS & MINING ― 0.7%
Nucor Corp.	193,500	9,026,775
MULTILINE RETAIL ― 0.6%
Kohl's Corp.(1)	128,300	6,919,219
Macy's, Inc.	76,100	1,275,436
		8,194,655
MULTI-UTILITIES ― 0.8%
PG&E Corp.	223,400	9,974,810
OFFICE ELECTRONICS ― 0.5%
Xerox Corp.	712,400	6,026,904
OIL, GAS & CONSUMABLE FUELS ― 16.9%
Apache Corp.	154,700	15,960,399
Chevron Corp.	609,300	46,910,007
ConocoPhillips	731,200	37,342,384
Devon Energy Corp.	122,800	9,025,800
Exxon Mobil Corp.	889,300	60,641,367
Occidental Petroleum Corp.	189,800	15,440,230
Royal Dutch Shell plc, Class A ADR	505,900	30,409,649
Valero Energy Corp.	207,200	3,470,600
		219,200,436
PAPER & FOREST PRODUCTS ― 0.5%
International Paper Co.	237,600	6,362,928
PHARMACEUTICALS ― 9.5%
Abbott Laboratories	226,100	12,207,139
Eli Lilly & Co.	224,900	8,031,179
Johnson & Johnson	397,300	25,590,093
Merck & Co., Inc.	701,300	25,625,502
Pfizer, Inc.	2,838,000	51,623,220
		123,077,133
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.6%
Simon Property Group, Inc.	100,687	8,034,824
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.2%
Applied Materials, Inc.	346,700	4,832,998
Intel Corp.	505,400	10,310,160
		15,143,158

Large Company Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

SOFTWARE ― 2.4%
Activision Blizzard, Inc.(1)	291,000	$ 3,233,010
Microsoft Corp.	536,300	16,351,787
Oracle Corp.	460,800	11,308,032
		30,892,829
SPECIALTY RETAIL ― 2.3%
Best Buy Co., Inc.	112,900	4,455,034
Gap, Inc. (The)	251,700	5,273,115
Home Depot, Inc. (The)	499,900	14,462,107
Staples, Inc.	241,000	5,926,190
		30,116,446
TEXTILES, APPAREL & LUXURY GOODS ― 0.5%
VF Corp.	97,700	7,155,548
TOBACCO ― 1.1%
Altria Group, Inc.	441,900	8,674,497
Lorillard, Inc.	76,700	6,153,641
		14,828,138
TOTAL COMMON STOCKS
(Cost $1,200,528,067)		1,283,929,207
CONVERTIBLE PREFERRED STOCKS — 0.2%
DIVERSIFIED FINANCIAL SERVICES ― 0.2%
Bank of America Corp., 10.00%, 12/31/49(3) (Cost $3,115,800)	207,720	3,099,182
TEMPORARY CASH INVESTMENTS — 1.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	68,760	68,760
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.50%-6.125%, 11/15/27-2/15/36, valued at $14,363,505), in a joint trading account at 0.001%, dated 12/31/09, due 1/4/10 (Delivery value $14,059,002)		14,059,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $14,127,760)		14,127,760
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 0.7%
Repurchase Agreement, Goldman Sachs Group, Inc, (collateralized by various U.S. Treasury obligations, 4.50%-6.125%, 11/15/27-2/15/36, valued at $9,645,483), in a joint trading account at 0.001%, dated 12/31/09, due 1/4/10 (Delivery value $9,441,001) (Cost $9,441,000)		9,441,000
TOTAL INVESTMENT SECURITIES — 100.8%
(Cost $1,227,212,627)		1,310,597,149
OTHER ASSETS AND LIABILITIES — (0.8)%		(10,363,553)
TOTAL NET ASSETS — 100.0%		$1,300,233,596

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
170	S&P 500 E-Mini Futures	March 2010	$9,440,950	$216,060

Large Company Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $9,441,000.
(3)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

Large Company Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$1,283,929,207	–	–
Convertible Preferred Stocks	–	$ 3,099,182	–
Temporary Cash Investments	68,760	23,500,000	–
Total Value of Investment Securities	$1,283,997,967	$26,599,182	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$ 216,060	–	–

3. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,242,070,797
Gross tax appreciation of investments	$ 199,258,942
Gross tax depreciation of investments	(130,732,590)
Net tax appreciation (depreciation) of investments	$ 68,526,352

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Index Fund

December 31, 2009

Equity Index – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE ― 2.7%
Boeing Co. (The)	30,091	$ 1,628,826
General Dynamics Corp.	15,948	1,087,175
Goodrich Corp.	5,103	327,868
Honeywell International, Inc.	31,459	1,233,193
ITT Corp.	7,559	375,985
L-3 Communications Holdings, Inc.	4,722	410,578
Lockheed Martin Corp.	13,157	991,380
Northrop Grumman Corp.	12,875	719,069
Precision Castparts Corp.	5,820	642,237
Raytheon Co.	15,749	811,388
Rockwell Collins, Inc.	6,458	357,515
United Technologies Corp.	38,699	2,686,097
		11,271,311
AIR FREIGHT & LOGISTICS ― 1.0%
C.H. Robinson Worldwide, Inc.	6,803	399,540
Expeditors International of Washington, Inc.	8,763	304,339
FedEx Corp.	12,931	1,079,092
United Parcel Service, Inc., Class B	40,917	2,347,408
		4,130,379
AIRLINES ― 0.1%
Southwest Airlines Co.	30,735	351,301
AUTO COMPONENTS ― 0.2%
Goodyear Tire & Rubber Co. (The)(1)	9,620	135,642
Johnson Controls, Inc.	27,769	756,428
		892,070
AUTOMOBILES ― 0.4%
Ford Motor Co.(1)	136,168	1,361,680
Harley-Davidson, Inc.	9,734	245,297
		1,606,977
BEVERAGES ― 2.6%
Brown-Forman Corp., Class B	4,492	240,637
Coca-Cola Co. (The)	95,679	5,453,703
Coca-Cola Enterprises, Inc.	12,835	272,102
Constellation Brands, Inc., Class A(1)	8,409	133,955
Dr. Pepper Snapple Group, Inc.	10,540	298,282
Molson Coors Brewing Co., Class B	6,489	293,043
Pepsi Bottling Group, Inc.	5,964	223,650
PepsiCo, Inc.	64,325	3,910,960
		10,826,332
BIOTECHNOLOGY ― 1.5%
Amgen, Inc.(1)	41,790	2,364,060
Biogen Idec, Inc.(1)	11,814	632,049
Celgene Corp.(1)	18,989	1,057,308
Cephalon, Inc.(1)	3,061	191,037
Genzyme Corp.(1)	10,882	533,327
Gilead Sciences, Inc.(1)	37,162	1,608,371
		6,386,152
BUILDING PRODUCTS ― 0.1%
Masco Corp.	14,589	201,474

Equity Index – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

CAPITAL MARKETS ― 2.7%
Ameriprise Financial, Inc.	10,476	$ 406,678
Bank of New York Mellon Corp. (The)	49,781	1,392,375
Charles Schwab Corp. (The)	39,439	742,242
E*TRADE Financial Corp.(1)	67,470	118,072
Federated Investors, Inc., Class B	3,314	91,135
Franklin Resources, Inc.	6,091	641,687
Goldman Sachs Group, Inc. (The)	21,172	3,574,680
Invesco Ltd.	17,403	408,796
Janus Capital Group, Inc.	7,316	98,400
Legg Mason, Inc.	6,776	204,364
Morgan Stanley	55,881	1,654,078
Northern Trust Corp.	10,274	538,358
State Street Corp.	20,459	890,785
T. Rowe Price Group, Inc.	10,615	565,249
		11,326,899
CHEMICALS ― 2.0%
Air Products & Chemicals, Inc.	8,676	703,277
Airgas, Inc.	3,484	165,838
CF Industries Holdings, Inc.	2,009	182,377
Dow Chemical Co. (The)	47,369	1,308,805
E.I. du Pont de Nemours & Co.	37,445	1,260,773
Eastman Chemical Co.	3,011	181,383
Ecolab, Inc.	9,782	436,081
FMC Corp.	2,956	164,827
International Flavors & Fragrances, Inc.	3,347	137,696
Monsanto Co.	22,410	1,832,017
PPG Industries, Inc.	6,840	400,414
Praxair, Inc.	12,733	1,022,587
Sigma-Aldrich Corp.	4,983	251,791
		8,047,866
COMMERCIAL BANKS ― 2.7%
BB&T Corp.	28,197	715,358
Comerica, Inc.	6,070	179,490
Fifth Third Bancorp.	33,162	323,330
First Horizon National Corp.(1)	9,312	124,786
Huntington Bancshares, Inc.	29,311	106,985
KeyCorp	36,866	204,606
M&T Bank Corp.	3,370	225,419
Marshall & Ilsley Corp.	20,691	112,766
PNC Financial Services Group, Inc.	19,093	1,007,919
Regions Financial Corp.	49,028	259,358
SunTrust Banks, Inc.	20,802	422,073
U.S. Bancorp.	78,593	1,769,128
Wells Fargo & Co.	210,788	5,689,168
Zions Bancorp.	5,605	71,912
		11,212,298
COMMERCIAL SERVICES & SUPPLIES ― 0.5%
Avery Dennison Corp.	4,673	170,518
Cintas Corp.	5,236	136,398
Iron Mountain, Inc.(1)	7,285	165,806
Pitney Bowes, Inc.	8,773	199,673

Equity Index – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

R.R. Donnelley & Sons Co.	8,710	$ 193,972
Republic Services, Inc.	13,245	374,966
Stericycle, Inc.(1)	3,517	194,033
Waste Management, Inc.	20,067	678,465
		2,113,831
COMMUNICATIONS EQUIPMENT ― 2.6%
Cisco Systems, Inc.(1)	237,131	5,676,916
Harris Corp.	5,420	257,721
JDS Uniphase Corp.(1)	8,760	72,270
Juniper Networks, Inc.(1)	21,721	579,299
Motorola, Inc.(1)	95,018	737,340
QUALCOMM, Inc.	68,856	3,185,279
Tellabs, Inc.(1)	14,706	83,530
		10,592,355
COMPUTERS & PERIPHERALS ― 4.2%
Apple, Inc.(1)	37,168	7,837,244
Dell, Inc.(1)	71,232	1,022,892
EMC Corp.(1)	84,472	1,475,726
Hewlett-Packard Co.	97,801	5,037,730
Lexmark International, Inc., Class A(1)	3,403	88,410
NetApp, Inc.(1)	13,989	481,082
QLogic Corp.(1)	4,458	84,122
SanDisk Corp.(1)	9,402	272,564
Sun Microsystems, Inc.(1)	31,035	290,798
Teradata Corp.(1)	7,112	223,530
Western Digital Corp.(1)	9,376	413,950
		17,228,048
CONSTRUCTION & ENGINEERING ― 0.2%
Fluor Corp.	7,424	334,377
Jacobs Engineering Group, Inc.(1)	5,115	192,375
Quanta Services, Inc.(1)	8,571	178,620
		705,372
CONSTRUCTION MATERIALS ― 0.1%
Vulcan Materials Co.	5,279	278,045
CONSUMER FINANCE ― 0.8%
American Express Co.	48,953	1,983,575
Capital One Financial Corp.	18,482	708,600
Discover Financial Services	22,322	328,357
SLM Corp.(1)	19,249	216,936
		3,237,468
CONTAINERS & PACKAGING ― 0.2%
Ball Corp.	3,874	200,286
Bemis Co., Inc.	4,333	128,473
Owens-Illinois, Inc.(1)	6,952	228,512
Pactiv Corp.(1)	5,684	137,212
Sealed Air Corp.	6,828	149,260
		843,743
DISTRIBUTORS ― 0.1%
Genuine Parts Co.	6,607	250,802
DIVERSIFIED CONSUMER SERVICES ― 0.2%
Apollo Group, Inc., Class A(1)	5,344	323,740
DeVry, Inc.	2,600	147,498

Equity Index – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

H&R Block, Inc.	13,857	$ 313,445
		784,683
DIVERSIFIED FINANCIAL SERVICES ― 4.4%
Bank of America Corp.	409,773	6,171,181
Citigroup, Inc.	803,386	2,659,208
CME Group, Inc.	2,750	923,862
IntercontinentalExchange, Inc.(1)	3,006	337,574
JPMorgan Chase & Co.(2)	162,559	6,773,834
Leucadia National Corp.(1)	7,700	183,183
McGraw-Hill Cos., Inc. (The)	13,034	436,769
Moody's Corp.	8,107	217,268
NASDAQ OMX Group, Inc. (The)(1)	5,900	116,938
NYSE Euronext	10,725	271,342
		18,091,159
DIVERSIFIED TELECOMMUNICATION SERVICES ― 2.8%
AT&T, Inc.	243,427	6,823,259
CenturyTel, Inc.	12,268	444,224
Frontier Communications Corp.	13,529	105,662
Qwest Communications International, Inc.	59,635	251,063
Verizon Communications, Inc.	117,125	3,880,351
Windstream Corp.	18,223	200,271
		11,704,830
ELECTRIC UTILITIES ― 2.0%
Allegheny Energy, Inc.	6,754	158,584
American Electric Power Co., Inc.	19,754	687,242
Duke Energy Corp.	53,769	925,364
Edison International	13,474	468,626
Entergy Corp.	7,810	639,170
Exelon Corp.	27,073	1,323,058
FirstEnergy Corp.	12,658	587,964
FPL Group, Inc.	17,075	901,901
Northeast Utilities	7,100	183,109
Pepco Holdings, Inc.	9,200	155,020
Pinnacle West Capital Corp.	4,163	152,283
PPL Corp.	15,598	503,971
Progress Energy, Inc.	11,503	471,738
Southern Co.	33,016	1,100,093
		8,258,123
ELECTRICAL EQUIPMENT ― 0.5%
Emerson Electric Co.	31,168	1,327,757
First Solar, Inc.(1)	1,989	269,311
Rockwell Automation, Inc.	5,857	275,162
Roper Industries, Inc.	3,790	198,482
		2,070,712
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.6%
Agilent Technologies, Inc.(1)	14,416	447,905
Amphenol Corp., Class A	7,021	324,230
Corning, Inc.	64,381	1,243,197
FLIR Systems, Inc.(1)	6,400	209,408
Jabil Circuit, Inc.	7,510	130,449
Molex, Inc.	5,380	115,939
		2,471,128

Equity Index – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

ENERGY EQUIPMENT & SERVICES ― 1.8%
Baker Hughes, Inc.	12,854	$ 520,330
BJ Services Co.	12,145	225,897
Cameron International Corp.(1)	10,130	423,434
Diamond Offshore Drilling, Inc.	2,845	280,005
FMC Technologies, Inc.(1)	5,025	290,646
Halliburton Co.	37,271	1,121,484
Nabors Industries Ltd.(1)	11,783	257,930
National Oilwell Varco, Inc.	17,286	762,140
Rowan Cos., Inc.(1)	4,396	99,525
Schlumberger Ltd.	49,455	3,219,026
Smith International, Inc.	10,199	277,107
		7,477,524
FOOD & STAPLES RETAILING ― 2.7%
Costco Wholesale Corp.	18,002	1,065,178
CVS Caremark Corp.	58,097	1,871,305
Kroger Co. (The)	27,000	554,310
Safeway, Inc.	16,673	354,968
SUPERVALU, INC.	9,020	114,644
SYSCO Corp.	24,543	685,732
Walgreen Co.	40,788	1,497,735
Wal-Mart Stores, Inc.	88,112	4,709,587
Whole Foods Market, Inc.(1)	5,605	153,857
		11,007,316
FOOD PRODUCTS ― 1.6%
Archer-Daniels-Midland Co.	26,558	831,531
Campbell Soup Co.	7,633	257,995
ConAgra Foods, Inc.	18,403	424,189
Dean Foods Co.(1)	7,642	137,862
General Mills, Inc.	13,478	954,377
H.J. Heinz Co.	13,064	558,617
Hershey Co. (The)	6,863	245,627
Hormel Foods Corp.	2,861	110,005
J.M. Smucker Co. (The)	4,906	302,945
Kellogg Co.	10,355	550,886
Kraft Foods, Inc., Class A	61,060	1,659,611
McCormick & Co., Inc.	5,398	195,030
Sara Lee Corp.	28,789	350,650
Tyson Foods, Inc., Class A	12,907	158,369
		6,737,694
GAS UTILITIES ― 0.1%
Nicor, Inc.	1,951	82,137
Questar Corp.	7,152	297,309
		379,446
HEALTH CARE EQUIPMENT & SUPPLIES ― 2.0%
Baxter International, Inc.	24,975	1,465,533
Becton, Dickinson & Co.	9,771	770,541
Boston Scientific Corp.(1)	62,200	559,800
C.R. Bard, Inc.	4,025	313,548
CareFusion Corp.(1)	7,142	178,621
DENTSPLY International, Inc.	6,413	225,545
Hospira, Inc.(1)	6,580	335,580

Equity Index – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

Intuitive Surgical, Inc.(1)	1,564	$ 474,392
Medtronic, Inc.	45,569	2,004,125
St. Jude Medical, Inc.(1)	13,725	504,806
Stryker Corp.	11,666	587,616
Varian Medical Systems, Inc.(1)	5,255	246,197
Zimmer Holdings, Inc.(1)	8,860	523,715
		8,190,019
HEALTH CARE PROVIDERS & SERVICES ― 2.1%
Aetna, Inc.	17,723	561,819
AmerisourceBergen Corp.	11,770	306,844
Cardinal Health, Inc.	14,898	480,311
CIGNA Corp.	11,268	397,422
Coventry Health Care, Inc.(1)	6,208	150,792
DaVita, Inc.(1)	4,181	245,592
Express Scripts, Inc.(1)	11,386	984,320
Humana, Inc.(1)	6,952	305,123
Laboratory Corp. of America Holdings(1)	4,433	331,766
McKesson Corp.	10,996	687,250
Medco Health Solutions, Inc.(1)	19,649	1,255,768
Patterson Cos., Inc.(1)	3,994	111,752
Quest Diagnostics, Inc.	6,414	387,277
Tenet Healthcare Corp.(1)	17,728	95,554
UnitedHealth Group, Inc.	47,789	1,456,609
WellPoint, Inc.(1)	18,903	1,101,856
		8,860,055
HEALTH CARE TECHNOLOGY(3)
IMS Health, Inc.	7,533	158,645
HOTELS, RESTAURANTS & LEISURE ― 1.5%
Carnival Corp.(1)	17,873	566,395
Darden Restaurants, Inc.	5,858	205,440
International Game Technology	12,219	229,351
Marriott International, Inc., Class A	10,393	283,218
McDonald's Corp.	44,566	2,782,701
Starbucks Corp.(1)	30,462	702,454
Starwood Hotels & Resorts Worldwide, Inc.	7,695	281,406
Wyndham Worldwide Corp.	7,338	148,007
Wynn Resorts Ltd.	2,938	171,080
Yum! Brands, Inc.	19,303	675,026
		6,045,078
HOUSEHOLD DURABLES ― 0.3%
Black & Decker Corp.	2,543	164,863
D.R. Horton, Inc.	11,785	128,103
Fortune Brands, Inc.	6,159	266,069
Harman International Industries, Inc.	2,834	99,983
Leggett & Platt, Inc.	5,935	121,074
Lennar Corp., Class A	7,015	89,582
Newell Rubbermaid, Inc.	11,078	166,281
Pulte Homes, Inc.(1)	13,205	132,050
Whirlpool Corp.	3,023	243,835
		1,411,840
HOUSEHOLD PRODUCTS ― 2.5%
Clorox Co.	5,771	352,031

Equity Index – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

Colgate-Palmolive Co.	20,519	$ 1,685,636
Kimberly-Clark Corp.	17,199	1,095,748
Procter & Gamble Co. (The)	120,501	7,305,976
		10,439,391
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.2%
AES Corp. (The)(1)	27,416	364,907
Constellation Energy Group, Inc.	8,278	291,137
		656,044
INDUSTRIAL CONGLOMERATES ― 2.2%
3M Co.	29,157	2,410,409
General Electric Co.(2)	438,858	6,639,922
Textron, Inc.	11,288	212,327
		9,262,658
INSURANCE ― 2.4%
Aflac, Inc.	19,377	896,186
Allstate Corp. (The)	22,186	666,467
American International Group, Inc.(1)	5,400	161,892
Aon Corp.	11,364	435,696
Assurant, Inc.	4,680	137,966
Chubb Corp. (The)	14,172	696,979
Cincinnati Financial Corp.	6,913	181,397
Genworth Financial, Inc., Class A(1)	20,120	228,362
Hartford Financial Services Group, Inc. (The)	15,849	368,648
Lincoln National Corp.	12,705	316,100
Loews Corp.	14,789	537,580
Marsh & McLennan Cos., Inc.	21,659	478,231
MetLife, Inc.	33,605	1,187,937
Principal Financial Group, Inc.	13,248	318,482
Progressive Corp. (The)(1)	27,484	494,437
Prudential Financial, Inc.	19,181	954,447
Torchmark Corp.	3,311	145,519
Travelers Cos., Inc. (The)	22,641	1,128,880
Unum Group	13,727	267,951
XL Capital Ltd., Class A	14,108	258,600
		9,861,757
INTERNET & CATALOG RETAIL ― 0.6%
Amazon.com, Inc.(1)	13,774	1,852,878
Expedia, Inc.(1)	8,708	223,883
priceline.com, Inc.(1)	1,800	393,300
		2,470,061
INTERNET SOFTWARE & SERVICES ― 2.1%
Akamai Technologies, Inc.(1)	7,270	184,149
eBay, Inc.(1)	46,501	1,094,633
Google, Inc., Class A(1)	9,944	6,165,081
VeriSign, Inc.(1)	7,899	191,472
Yahoo!, Inc.(1)	49,378	828,563
		8,463,898
IT SERVICES ― 3.3%
Affiliated Computer Services, Inc., Class A(1)	4,002	238,879
Automatic Data Processing, Inc.	20,791	890,271
Cognizant Technology Solutions Corp., Class A(1)	12,151	550,440
Computer Sciences Corp.(1)	6,277	361,116

Equity Index – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

Fidelity National Information Services, Inc.	13,678	$ 320,612
Fiserv, Inc.(1)	6,428	311,629
International Business Machines Corp.	54,198	7,094,518
MasterCard, Inc., Class A	3,976	1,017,777
Paychex, Inc.	13,242	405,735
SAIC, Inc.(1)	12,349	233,890
Total System Services, Inc.	7,750	133,843
Visa, Inc., Class A	18,466	1,615,036
Western Union Co. (The)	28,554	538,243
		13,711,989
LEISURE EQUIPMENT & PRODUCTS ― 0.1%
Eastman Kodak Co.(1)	10,301	43,470
Hasbro, Inc.	5,284	169,405
Mattel, Inc.	14,843	296,563
		509,438
LIFE SCIENCES TOOLS & SERVICES ― 0.4%
Life Technologies Corp.(1)	7,388	385,875
Millipore Corp.(1)	2,268	164,090
PerkinElmer, Inc.	4,768	98,173
Thermo Fisher Scientific, Inc.(1)	16,887	805,341
Waters Corp.(1)	3,964	245,610
		1,699,089
MACHINERY ― 1.6%
Caterpillar, Inc.	25,744	1,467,150
Cummins, Inc.	8,379	384,261
Danaher Corp.	10,703	804,866
Deere & Co.	17,531	948,252
Dover Corp.	7,705	320,605
Eaton Corp.	6,831	434,588
Flowserve Corp.	2,317	219,026
Illinois Tool Works, Inc.	15,913	763,665
PACCAR, Inc.	15,144	549,273
Pall Corp.	4,564	165,217
Parker-Hannifin Corp.	6,607	355,985
Snap-on, Inc.	2,368	100,072
Stanley Works (The)	3,381	174,155
		6,687,115
MEDIA ― 2.8%
CBS Corp., Class B	27,870	391,574
Comcast Corp., Class A	117,375	1,978,942
DIRECTV, Class A(1)	39,400	1,313,990
Gannett Co., Inc.	10,158	150,846
Interpublic Group of Cos., Inc. (The)(1)	20,725	152,950
Meredith Corp.	1,653	50,995
New York Times Co. (The), Class A(1)	5,277	65,224
News Corp., Class A	93,114	1,274,731
Omnicom Group, Inc.	12,924	505,975
Scripps Networks Interactive, Inc., Class A	3,637	150,935
Time Warner Cable, Inc.	14,637	605,825
Time Warner, Inc.	48,003	1,398,807
Viacom, Inc., Class B(1)	25,064	745,153
Walt Disney Co. (The)	76,983	2,482,702

Equity Index – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

Washington Post Co. (The), Class B	243	$ 106,823
		11,375,472
METALS & MINING ― 1.1%
AK Steel Holding Corp.	4,403	94,004
Alcoa, Inc.	40,433	651,780
Allegheny Technologies, Inc.	4,008	179,438
Cliffs Natural Resources, Inc.	5,299	244,231
Freeport-McMoRan Copper & Gold, Inc.(1)	17,681	1,419,607
Newmont Mining Corp.	20,309	960,819
Nucor Corp.	13,065	609,482
Titanium Metals Corp.(1)	3,900	48,828
United States Steel Corp.	5,998	330,610
		4,538,799
MULTILINE RETAIL ― 0.8%
Big Lots, Inc.(1)	3,556	103,053
Family Dollar Stores, Inc.	5,497	152,981
J.C. Penney Co., Inc.	9,765	259,847
Kohl's Corp.(1)	12,659	682,700
Macy's, Inc.	17,128	287,065
Nordstrom, Inc.	6,715	252,350
Sears Holdings Corp.(1)	2,077	173,326
Target Corp.	31,136	1,506,048
		3,417,370
MULTI-UTILITIES ― 1.4%
Ameren Corp.	9,671	270,304
CenterPoint Energy, Inc.	15,948	231,406
CMS Energy Corp.	8,902	139,405
Consolidated Edison, Inc.	11,706	531,804
Dominion Resources, Inc.	24,696	961,168
DTE Energy Co.	6,806	296,674
Integrys Energy Group, Inc.	3,239	136,006
NiSource, Inc.	11,658	179,300
PG&E Corp.	15,402	687,699
Public Service Enterprise Group, Inc.	20,999	698,217
SCANA Corp.	4,420	166,546
Sempra Energy	10,206	571,332
TECO Energy, Inc.	8,746	141,860
Wisconsin Energy Corp.	4,815	239,931
Xcel Energy, Inc.	18,964	402,416
		5,654,068
OFFICE ELECTRONICS ― 0.1%
Xerox Corp.	35,851	303,300
OIL, GAS & CONSUMABLE FUELS ― 9.6%
Anadarko Petroleum Corp.	20,318	1,268,250
Apache Corp.	13,915	1,435,611
Cabot Oil & Gas Corp.	4,278	186,478
Chesapeake Energy Corp.	26,541	686,881
Chevron Corp.	82,766	6,372,154
ConocoPhillips	61,075	3,119,100
CONSOL Energy, Inc.	7,473	372,155
Denbury Resources, Inc.(1)	10,600	156,880
Devon Energy Corp.	18,386	1,351,371

Equity Index – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

El Paso Corp.	28,919	$ 284,274
EOG Resources, Inc.	10,415	1,013,380
EQT Corp.	5,422	238,134
Exxon Mobil Corp.	195,850	13,355,012
Hess Corp.	12,039	728,360
Marathon Oil Corp.	29,215	912,092
Massey Energy Co.	3,524	148,043
Murphy Oil Corp.	7,895	427,909
Noble Energy, Inc.	7,186	511,787
Occidental Petroleum Corp.	33,438	2,720,181
Peabody Energy Corp.	11,051	499,616
Pioneer Natural Resources Co.	4,750	228,807
Range Resources Corp.	6,361	317,096
Southwestern Energy Co.(1)	14,108	680,006
Spectra Energy Corp.	26,680	547,207
Sunoco, Inc.	4,972	129,769
Tesoro Corp.	6,100	82,655
Valero Energy Corp.	23,228	389,069
Williams Cos., Inc. (The)	24,093	507,880
XTO Energy, Inc.	23,963	1,114,998
		39,785,155
PAPER & FOREST PRODUCTS ― 0.3%
International Paper Co.	17,879	478,800
MeadWestvaco Corp.	7,043	201,641
Weyerhaeuser Co.	8,724	376,353
		1,056,794
PERSONAL PRODUCTS ― 0.3%
Avon Products, Inc.	17,754	559,251
Estee Lauder Cos., Inc. (The), Class A	4,976	240,639
Mead Johnson Nutrition Co., Class A	9,215	402,696
		1,202,586
PHARMACEUTICALS ― 6.4%
Abbott Laboratories	63,811	3,445,156
Allergan, Inc.	12,717	801,298
Bristol-Myers Squibb Co.	67,475	1,703,744
Eli Lilly & Co.	41,877	1,495,428
Forest Laboratories, Inc.(1)	12,496	401,247
Johnson & Johnson	113,906	7,336,685
King Pharmaceuticals, Inc.(1)	10,702	131,313
Merck & Co., Inc.	125,978	4,603,236
Mylan, Inc.(1)	12,546	231,223
Pfizer, Inc.	332,712	6,052,031
Watson Pharmaceuticals, Inc.(1)	4,356	172,541
		26,373,902
PROFESSIONAL SERVICES ― 0.1%
Dun & Bradstreet Corp.	2,099	177,093
Equifax, Inc.	5,378	166,126
Monster Worldwide, Inc.(1)	5,489	95,509
Robert Half International, Inc.	6,321	168,960
		607,688
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 1.2%
Apartment Investment & Management Co., Class A	5,108	81,319

Equity Index – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

AvalonBay Communities, Inc.	3,307	$ 271,538
Boston Properties, Inc.	5,610	376,263
Equity Residential	11,226	379,214
HCP, Inc.	12,224	373,321
Health Care REIT, Inc.	5,055	224,038
Host Hotels & Resorts, Inc.(1)	26,844	313,269
Kimco Realty Corp.	16,788	227,142
Plum Creek Timber Co., Inc.	6,729	254,087
ProLogis	19,676	269,364
Public Storage	5,601	456,201
Simon Property Group, Inc.	11,799	941,560
Ventas, Inc.	6,474	283,173
Vornado Realty Trust	6,455	451,463
		4,901,952
REAL ESTATE MANAGEMENT & DEVELOPMENT(3)
CB Richard Ellis Group, Inc., Class A(1)	11,042	149,840
ROAD & RAIL ― 1.0%
Burlington Northern Santa Fe Corp.	10,847	1,069,731
CSX Corp.	16,225	786,750
Norfolk Southern Corp.	15,224	798,042
Ryder System, Inc.	2,396	98,644
Union Pacific Corp.	20,700	1,322,730
		4,075,897
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.6%
Advanced Micro Devices, Inc.(1)	23,184	224,421
Altera Corp.	12,028	272,194
Analog Devices, Inc.	12,009	379,244
Applied Materials, Inc.	55,421	772,569
Broadcom Corp., Class A(1)	17,849	561,351
Intel Corp.	227,505	4,641,102
KLA-Tencor Corp.	7,008	253,409
Linear Technology Corp.	9,288	283,656
LSI Corp.(1)	26,531	159,451
MEMC Electronic Materials, Inc.(1)	9,556	130,153
Microchip Technology, Inc.	7,484	217,485
Micron Technology, Inc.(1)	35,158	371,268
National Semiconductor Corp.	9,610	147,610
Novellus Systems, Inc.(1)	4,263	99,498
NVIDIA Corp.(1)	22,903	427,828
Teradyne, Inc.(1)	7,674	82,342
Texas Instruments, Inc.	51,414	1,339,849
Xilinx, Inc.	11,331	283,955
		10,647,385
SOFTWARE ― 4.3%
Adobe Systems, Inc.(1)	21,712	798,567
Autodesk, Inc.(1)	9,703	246,553
BMC Software, Inc.(1)	7,618	305,482
CA, Inc.	16,445	369,355
Citrix Systems, Inc.(1)	7,588	315,737
Compuware Corp.(1)	8,747	63,241
Electronic Arts, Inc.(1)	13,334	236,678
Intuit, Inc.(1)	12,931	397,111

Equity Index – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

McAfee, Inc.(1)	6,600	$ 267,762
Microsoft Corp.	318,713	9,717,559
Novell, Inc.(1)	14,691	60,968
Oracle Corp.	161,226	3,956,486
Red Hat, Inc.(1)	7,769	240,062
salesforce.com, inc.(1)	4,475	330,121
Symantec Corp.(1)	33,135	592,785
		17,898,467
SPECIALTY RETAIL ― 1.9%
Abercrombie & Fitch Co., Class A	3,747	130,583
AutoNation, Inc.(1)	3,773	72,253
AutoZone, Inc.(1)	1,266	200,117
Bed Bath & Beyond, Inc.(1)	10,814	417,745
Best Buy Co., Inc.	14,155	558,556
GameStop Corp., Class A(1)	6,552	143,751
Gap, Inc. (The)	19,398	406,388
Home Depot, Inc. (The)	70,063	2,026,922
Limited Brands, Inc.	11,011	211,852
Lowe's Cos., Inc.	60,517	1,415,493
Office Depot, Inc.(1)	11,746	75,762
O'Reilly Automotive, Inc.(1)	5,754	219,342
RadioShack Corp.	5,417	105,631
Ross Stores, Inc.	5,209	222,476
Sherwin-Williams Co. (The)	3,960	244,134
Staples, Inc.	29,920	735,733
Tiffany & Co.	5,014	215,602
TJX Cos., Inc. (The)	17,194	628,441
		8,030,781
TEXTILES, APPAREL & LUXURY GOODS ― 0.5%
Coach, Inc.	13,202	482,269
NIKE, Inc., Class B	16,110	1,064,388
Polo Ralph Lauren Corp.	2,278	184,472
VF Corp.	3,661	268,132
		1,999,261
THRIFTS & MORTGAGE FINANCE ― 0.1%
Hudson City Bancorp., Inc.	19,590	268,971
People's United Financial, Inc.	14,176	236,739
		505,710
TOBACCO ― 1.5%
Altria Group, Inc.	85,759	1,683,449
Lorillard, Inc.	6,584	528,234
Philip Morris International, Inc.	78,508	3,783,301
Reynolds American, Inc.	6,990	370,260
		6,365,244
TRADING COMPANIES & DISTRIBUTORS ― 0.1%
Fastenal Co.	5,292	220,359
W.W. Grainger, Inc.	2,550	246,916
		467,275
WIRELESS TELECOMMUNICATION SERVICES ― 0.3%
American Tower Corp., Class A(1)	16,606	717,545
MetroPCS Communications, Inc.(1)	10,800	82,404

Equity Index – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Sprint Nextel Corp.(1)	123,851	$ 453,295
		1,253,244
TOTAL COMMON STOCKS
(Cost $320,454,080)		409,522,605
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 1.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	37,126	37,126
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.50%-6.125%, 11/15/27-2/15/36, valued at $5,414,793), in a joint trading account at 0.001%, dated 12/31/09, due 1/4/10 (Delivery value $5,300,001)		5,300,000
U.S. Treasury Bill, 0.12%, 5/6/10(4)	$1,130,000	1,129,609
TOTAL TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS
(Cost $6,466,647)		6,466,735
TOTAL INVESTMENT SECURITIES — 100.7%
(Cost $326,920,727)		415,989,340
OTHER ASSETS AND LIABILITIES — (0.7)%		(2,961,483)
TOTAL NET ASSETS — 100.0%		$413,027,857

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
131	S&P 500 E-Mini Futures	March 2010	$7,275,085	$91,451

Notes to Schedule of Investments

(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $7,275,100.
(3)	Industry is less than 0.05% of total net assets.
(4)   The rate indicated is the yield to maturity at purchase.

Equity Index – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$409,522,605	–	–
Temporary Cash Investments	37,126	$6,429,609	–
Total Value of Investment Securities	$409,559,731	$6,429,609	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$ 91,451	–	–

3. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$353,282,937
Gross tax appreciation of investments	$114,670,278
Gross tax depreciation of investments	(51,963,875)
Net tax appreciation (depreciation) of investments	$ 62,706,403

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Real Estate Fund

December 31, 2009

Real Estate – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.9%
DIVERSIFIED REAL ESTATE ACTIVITIES ― 2.0%
Brookfield Asset Management, Inc., Class A	802,400	$ 17,797,232
DIVERSIFIED REITs ― 4.0%
Vornado Realty Trust	511,386	35,766,342
HEALTH CARE FACILITIES ― 1.1%
Emeritus Corp.(1)	504,700	9,463,125
HOTELS, RESORTS & CRUISE LINES ― 0.5%
Marriott International, Inc., Class A	176,604	4,812,459
INDUSTRIAL REITs ― 8.3%
AMB Property Corp.	1,241,800	31,727,990
ProLogis	3,079,947	42,164,474
		73,892,464
OFFICE REITs ― 16.9%
Alexandria Real Estate Equities, Inc.	620,200	39,872,658
BioMed Realty Trust, Inc.	326,100	5,145,858
Boston Properties, Inc.	454,355	30,473,590
Corporate Office Properties Trust	167,000	6,117,210
Digital Realty Trust, Inc.	599,550	30,145,374
Douglas Emmett, Inc.	163,400	2,328,450
SL Green Realty Corp.	719,518	36,148,584
		150,231,724
OTHER DIVERSIFIED FINANCIAL SERVICES ― 1.3%
Citigroup, Inc.	3,549,900	11,750,169
REAL ESTATE OPERATING COMPANIES ― 1.0%
Forest City Enterprises, Inc., Class A(1)	748,978	8,822,961
REAL ESTATE SERVICES ― 1.9%
CB Richard Ellis Group, Inc., Class A(1)	1,219,900	16,554,043
RESIDENTIAL REITs ― 20.4%
American Campus Communities, Inc.	532,709	14,969,123
AvalonBay Communities, Inc.	491,163	40,329,394
Equity LifeStyle Properties, Inc.	249,000	12,567,030
Equity Residential	1,518,100	51,281,418
Essex Property Trust, Inc.	168,500	14,095,025
Home Properties, Inc.	225,722	10,769,197
Mid-America Apartment Communities, Inc.	254,068	12,266,403
Post Properties, Inc.	612,969	12,014,192
UDR, Inc.	830,579	13,654,719
		181,946,501
RETAIL REITs ― 19.2%
CBL & Associates Properties, Inc.	440,963	4,264,112
Federal Realty Investment Trust	161,802	10,957,232
General Growth Properties, Inc.	1,000	11,560
Kimco Realty Corp.	1,233,358	16,687,334
Macerich Co. (The)	619,995	22,288,809
Regency Centers Corp.	404,000	14,164,240
Simon Property Group, Inc.	1,287,974	102,780,325
		171,153,612
SPECIALIZED REITs ― 23.3%
HCP, Inc.	960,298	29,327,501

Real Estate – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

Health Care REIT, Inc.	367,934	$ 16,306,835
Host Hotels & Resorts, Inc.(1)	2,598,962	30,329,886
Nationwide Health Properties, Inc.	196,500	6,912,870
Omega Healthcare Investors, Inc.	515,400	10,024,530
Pebblebrook Hotel Trust(1)	380,506	8,374,937
Plum Creek Timber Co., Inc.	236,000	8,911,360
Public Storage	677,889	55,214,059
Rayonier, Inc.	214,200	9,030,672
Sovran Self Storage, Inc.	160,500	5,734,665
Ventas, Inc.	621,100	27,166,914
		207,334,229
TOTAL COMMON STOCKS
(Cost $638,655,525)		889,524,861
TEMPORARY CASH INVESTMENTS — 0.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	50,309	50,309

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.375%, 10/31/14, valued at $5,179,702), in a joint trading account at 0.01%, dated 12/31/09, due 1/4/10 (Delivery value $5,100,006)		5,100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $5,150,309)		5,150,309
TOTAL INVESTMENT SECURITIES — 100.5%
(Cost $643,805,834)		894,675,170
OTHER ASSETS AND LIABILITIES — (0.5)%		(4,125,060)
TOTAL NET ASSETS — 100.0%		$890,550,110

Notes to Schedule of Investments
REIT	-	Real Estate Investment Trust

(1)	Non-income producing.

Real Estate – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$889,524,861	–	–
Temporary Cash Investments	50,309	$5,100,000	–
Total Value of Investment Securities	$889,575,170	$5,100,000	–

Real Estate – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

3. Affiliated Company Transactions

If a fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2009 follows:

	December 31, 2009
Company	Share Balance March 31, 2009	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value
Parkway Properties, Inc.(1)	–	$13,367,936	$13,367,936	$(715,497)	$173,680	–	– (1)

(1) Company was not an affiliate at December 31, 2009.

4. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments	$784,588,071
Gross tax appreciation of investments	$112,559,484
Gross tax depreciation of investments	(2,472,385)
Net tax appreciation (depreciation) of investments	$110,087,099

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Large Company Value Fund

December 31, 2009

NT Large Company Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 96.3%
AEROSPACE & DEFENSE ― 2.3%
Honeywell International, Inc.	52,700	$ 2,065,840
Lockheed Martin Corp.	17,200	1,296,020
Northrop Grumman Corp.	47,300	2,641,705
		6,003,565
BEVERAGES ― 1.4%
Coca-Cola Co. (The)	64,900	3,699,300
BIOTECHNOLOGY ― 0.8%
Amgen, Inc.(1)	25,300	1,431,221
Gilead Sciences, Inc.(1)	13,700	592,936
		2,024,157
CAPITAL MARKETS ― 4.1%
Ameriprise Financial, Inc.	53,000	2,057,460
Bank of New York Mellon Corp. (The)	91,900	2,570,443
Goldman Sachs Group, Inc. (The)	23,600	3,984,624
Morgan Stanley	71,100	2,104,560
		10,717,087
CHEMICALS ― 2.1%
E.I. du Pont de Nemours & Co.	91,300	3,074,071
PPG Industries, Inc.	40,300	2,359,162
		5,433,233
COMMERCIAL BANKS ― 3.8%
PNC Financial Services Group, Inc.	32,900	1,736,791
U.S. Bancorp.	140,200	3,155,902
Wells Fargo & Co.	182,925	4,937,146
		9,829,839
COMMERCIAL SERVICES & SUPPLIES ― 1.6%
Avery Dennison Corp.	25,500	930,495
Pitney Bowes, Inc.	39,300	894,468
R.R. Donnelley & Sons Co.	53,200	1,184,764
Waste Management, Inc.	36,400	1,230,684
		4,240,411
COMMUNICATIONS EQUIPMENT ― 0.7%
Cisco Systems, Inc.(1)	78,500	1,879,290
COMPUTERS & PERIPHERALS ― 1.2%
Hewlett-Packard Co.	58,100	2,992,731
CONSTRUCTION & ENGINEERING ― 0.2%
Shaw Group, Inc. (The)(1)	21,800	626,750
DIVERSIFIED ― 1.1%
Standard & Poor's 500 Depositary Receipt, Series 1	25,600	2,852,864
DIVERSIFIED CONSUMER SERVICES ― 0.7%
H&R Block, Inc.	76,600	1,732,692
DIVERSIFIED FINANCIAL SERVICES ― 6.7%
Bank of America Corp.	481,600	7,252,896
Citigroup, Inc.	341,487	1,130,322
JPMorgan Chase & Co.	212,500	8,854,875
		17,238,093
DIVERSIFIED TELECOMMUNICATION SERVICES ― 6.6%
AT&T, Inc.(2)	358,400	10,045,952

NT Large Company Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

CenturyTel, Inc.	29,700	$ 1,075,437
Verizon Communications, Inc.	180,100	5,966,713
		17,088,102
ELECTRIC UTILITIES ― 2.5%
Exelon Corp.	73,100	3,572,397
PPL Corp.	89,000	2,875,590
		6,447,987
ENERGY EQUIPMENT & SERVICES ― 1.9%
Baker Hughes, Inc.	25,000	1,012,000
Diamond Offshore Drilling, Inc.	6,700	659,414
National Oilwell Varco, Inc.	47,100	2,076,639
Smith International, Inc.	15,400	418,418
Transocean Ltd.(1)	7,600	629,280
		4,795,751
FOOD & STAPLES RETAILING ― 3.3%
Kroger Co. (The)	80,100	1,644,453
SYSCO Corp.	51,200	1,430,528
Walgreen Co.	66,800	2,452,896
Wal-Mart Stores, Inc.	54,700	2,923,715
		8,451,592
FOOD PRODUCTS ― 1.0%
Kraft Foods, Inc., Class A	48,600	1,320,948
Unilever NV New York Shares	42,800	1,383,724
		2,704,672
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.4%
Medtronic, Inc.	24,400	1,073,112
HEALTH CARE PROVIDERS & SERVICES ― 1.3%
Aetna, Inc.	38,200	1,210,940
Quest Diagnostics, Inc.	13,000	784,940
WellPoint, Inc.(1)	24,000	1,398,960
		3,394,840
HOTELS, RESTAURANTS & LEISURE ― 0.6%
Darden Restaurants, Inc.	23,800	834,666
Starbucks Corp.(1)	27,500	634,150
		1,468,816
HOUSEHOLD DURABLES ― 0.6%
Newell Rubbermaid, Inc.	99,400	1,491,994
HOUSEHOLD PRODUCTS ― 0.5%
Clorox Co.	21,700	1,323,700
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.2%
NRG Energy, Inc.(1)	26,300	620,943
INDUSTRIAL CONGLOMERATES ― 3.8%
General Electric Co.(2)	559,200	8,460,696
Tyco International Ltd.(1)	35,700	1,273,776
		9,734,472
INSURANCE ― 4.1%
Allstate Corp. (The)	80,100	2,406,204
Chubb Corp. (The)	33,400	1,642,612
Loews Corp.	32,400	1,177,740
Torchmark Corp.	37,400	1,643,730
Travelers Cos., Inc. (The)	57,400	2,861,964

NT Large Company Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

XL Capital Ltd., Class A	42,800	$ 784,524
		10,516,774
IT SERVICES ― 1.5%
Fiserv, Inc.(1)	19,500	945,360
International Business Machines Corp.	22,900	2,997,610
		3,942,970
MACHINERY ― 1.6%
Dover Corp.	44,900	1,868,289
Ingersoll-Rand plc	60,000	2,144,400
		4,012,689
MEDIA ― 4.0%
CBS Corp., Class B	132,000	1,854,600
Comcast Corp., Class A	135,900	2,291,274
Time Warner Cable, Inc.	29,200	1,208,588
Time Warner, Inc.	96,700	2,817,838
Viacom, Inc., Class B(1)	69,600	2,069,208
		10,241,508
METALS & MINING ― 0.7%
Nucor Corp.	38,200	1,782,030
MULTILINE RETAIL ― 0.6%
Kohl's Corp.(1)	25,800	1,391,394
Macy's, Inc.	15,000	251,400
		1,642,794
MULTI-UTILITIES ― 0.7%
PG&E Corp.	43,000	1,919,950
OFFICE ELECTRONICS ― 0.4%
Xerox Corp.	136,000	1,150,560
OIL, GAS & CONSUMABLE FUELS ― 16.4%
Apache Corp.	29,200	3,012,564
Chevron Corp.	117,500	9,046,325
ConocoPhillips	142,000	7,251,940
Devon Energy Corp.	24,300	1,786,050
Exxon Mobil Corp.	172,000	11,728,680
Occidental Petroleum Corp.	37,600	3,058,760
Royal Dutch Shell plc, Class A ADR	99,400	5,974,934
Valero Energy Corp.	38,000	636,500
		42,495,753
PAPER & FOREST PRODUCTS ― 0.5%
International Paper Co.	46,700	1,250,626
PHARMACEUTICALS ― 9.6%
Abbott Laboratories(2)	43,700	2,359,363
Eli Lilly & Co.	41,400	1,478,394
Johnson & Johnson	79,100	5,094,831
Merck & Co., Inc.	145,100	5,301,954
Pfizer, Inc.	580,400	10,557,476
		24,792,018
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.6%
Simon Property Group, Inc.	19,608	1,564,718
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.1%
Applied Materials, Inc.	65,900	918,646

NT Large Company Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

Intel Corp.	96,700	$ 1,972,680
		2,891,326
SOFTWARE ― 2.3%
Activision Blizzard, Inc.(1)	53,400	593,274
Microsoft Corp.	104,300	3,180,107
Oracle Corp.	92,100	2,260,134
		6,033,515
SPECIALTY RETAIL ― 2.3%
Best Buy Co., Inc.	21,800	860,228
Gap, Inc. (The)	49,100	1,028,645
Home Depot, Inc. (The)	98,100	2,838,033
Staples, Inc.	47,000	1,155,730
		5,882,636
TEXTILES, APPAREL & LUXURY GOODS ― 0.5%
VF Corp.	18,300	1,340,292
TOTAL COMMON STOCKS
(Cost $223,998,090)		249,326,152
CONVERTIBLE PREFERRED STOCKS — 0.2%
DIVERSIFIED FINANCIAL SERVICES ― 0.2%
Bank of America Corp., 10.00%, 12/31/49(3)
(Cost $595,920)	39,728	592,742
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 2.9%
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.375%, 10/31/14, valued at $7,727,913), in a joint trading account at 0.01%, dated 12/31/09, due 1/4/10 (Delivery value $7,609,008) (Cost $7,609,000)		7,609,000
TEMPORARY CASH INVESTMENTS — 0.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	15,583	15,583

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.375%, 10/31/14, valued at $904,924), in a joint trading account at 0.01%, dated 12/31/09, due 1/4/10 (Delivery value $891,001)		891,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $906,583)		906,583
TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $233,109,593)		258,434,477
OTHER ASSETS AND LIABILITIES — 0.2%		480,635
TOTAL NET ASSETS — 100.0%		$258,915,112

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
137	S&P 500 E-Mini Futures	March 2010	$7,608,295	$96,194

NT Large Company Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $7,609,000.
(3)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

NT Large Company Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value.  Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$249,326,152	–	–
Convertible Preferred Stocks	–	$ 592,742	–
Temporary Cash Investments	15,583	8,500,000	–
Total Value of Investment Securities	$249,341,735	$9,092,742	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$96,194	–	–

3. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$239,424,114
Gross tax appreciation of investments	$ 25,712,523
Gross tax depreciation of investments	(6,702,160)
Net tax appreciation (depreciation) of investments	$ 19,010,363

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Mid Cap Value Fund

December 31, 2009

NT Mid Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE ― 0.7%
Northrop Grumman Corp.	15,500	$ 865,675
AIRLINES ― 0.3%
Southwest Airlines Co.	32,538	371,909
BEVERAGES ― 0.7%
Coca-Cola Enterprises, Inc.	20,600	436,720
Pepsi Bottling Group, Inc.	8,600	322,500
		759,220
BIOTECHNOLOGY ― 0.3%
Talecris Biotherapeutics Holdings Corp.(1)	13,370	297,750
CAPITAL MARKETS ― 4.6%
AllianceBernstein Holding LP	26,100	733,410
Ameriprise Financial, Inc.	13,583	527,292
Northern Trust Corp.	66,889	3,504,984
State Street Corp.	13,400	583,436
		5,349,122
CHEMICALS ― 0.8%
International Flavors & Fragrances, Inc.	8,198	337,266
Minerals Technologies, Inc.	11,070	602,983
		940,249
COMMERCIAL BANKS ― 1.6%
City National Corp.	11,300	515,280
Commerce Bancshares, Inc.	35,606	1,378,664
		1,893,944
COMMERCIAL SERVICES & SUPPLIES ― 6.1%
IESI-BFC Ltd.	62,283	997,774
Pitney Bowes, Inc.	77,800	1,770,728
Republic Services, Inc.	67,698	1,916,530
Waste Management, Inc.	72,696	2,457,852
		7,142,884
COMMUNICATIONS EQUIPMENT ― 0.8%
Emulex Corp.(1)	85,900	936,310
COMPUTERS & PERIPHERALS ― 0.9%
Diebold, Inc.	37,314	1,061,583
CONSTRUCTION MATERIALS ― 0.7%
Vulcan Materials Co.	15,100	795,317
CONTAINERS & PACKAGING ― 1.5%
Bemis Co., Inc.	40,211	1,192,256
Sonoco Products Co.	20,400	596,700
		1,788,956
DISTRIBUTORS ― 1.5%
Genuine Parts Co.	46,756	1,774,858
DIVERSIFIED ― 2.6%
iShares Russell Midcap Value Index Fund	82,800	3,061,944
DIVERSIFIED TELECOMMUNICATION SERVICES ― 3.2%
BCE, Inc.	47,325	1,312,258
CenturyTel, Inc.	49,780	1,802,534
Iowa Telecommunications Services, Inc.	33,537	562,080
		3,676,872

NT Mid Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

ELECTRIC UTILITIES ― 5.1%
American Electric Power Co., Inc.	5,991	$ 208,427
Great Plains Energy, Inc.	6,382	123,747
IDACORP, Inc.	58,279	1,862,014
Northeast Utilities	35,130	906,003
Portland General Electric Co.	48,071	981,129
Westar Energy, Inc.	88,131	1,914,205
		5,995,525
ELECTRICAL EQUIPMENT ― 1.6%
Emerson Electric Co.	14,000	596,400
Hubbell, Inc., Class B	25,981	1,228,901
Woodward Governor Co.	2,700	69,579
		1,894,880
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.3%
AVX Corp.	15,527	196,727
Molex, Inc.	61,058	1,315,800
		1,512,527
ENERGY EQUIPMENT & SERVICES ― 1.0%
Baker Hughes, Inc.	9,300	376,464
BJ Services Co.	29,400	546,840
Helmerich & Payne, Inc.	5,300	211,364
		1,134,668
FOOD PRODUCTS ― 7.6%
Campbell Soup Co.	53,600	1,811,680
ConAgra Foods, Inc.	106,907	2,464,206
H.J. Heinz Co.	48,500	2,073,860
Hershey Co. (The)	17,900	640,641
Kellogg Co.	11,100	590,520
Kraft Foods, Inc., Class A	47,500	1,291,050
		8,871,957
GAS UTILITIES ― 1.0%
Southwest Gas Corp.	38,878	1,109,189
HEALTH CARE EQUIPMENT & SUPPLIES ― 3.2%
Beckman Coulter, Inc.	14,055	919,759
Boston Scientific Corp.(1)	81,800	736,200
CareFusion Corp.(1)	11,950	298,870
Covidien plc	4,900	234,661
Symmetry Medical, Inc.(1)	111,207	896,328
Zimmer Holdings, Inc.(1)	10,300	608,833
		3,694,651
HEALTH CARE PROVIDERS & SERVICES ― 2.7%
Cardinal Health, Inc.	20,100	648,024
LifePoint Hospitals, Inc.(1)	41,600	1,352,416
Patterson Cos., Inc.(1)	21,900	612,762
Select Medical Holdings Corp.(1)	47,119	500,404
		3,113,606
HEALTH CARE TECHNOLOGY ― 0.2%
IMS Health, Inc.	11,700	246,402
HOTELS, RESTAURANTS & LEISURE ― 3.9%
CEC Entertainment, Inc.(1)	45,500	1,452,360
Hyatt Hotels Corp., Class A(1)	13,111	390,839
International Speedway Corp., Class A	53,315	1,516,812

NT Mid Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

Speedway Motorsports, Inc.	67,439	$ 1,188,275
		4,548,286
HOUSEHOLD DURABLES ― 1.5%
Fortune Brands, Inc.	41,400	1,788,480
HOUSEHOLD PRODUCTS ― 1.7%
Kimberly-Clark Corp.	30,295	1,930,095
INSURANCE ― 14.4%
ACE Ltd.(1)	33,000	1,663,200
Allstate Corp. (The)	49,200	1,477,968
Aon Corp.	87,700	3,362,418
Chubb Corp. (The)	54,300	2,670,474
HCC Insurance Holdings, Inc.	41,491	1,160,503
Marsh & McLennan Cos., Inc.	189,954	4,194,184
Transatlantic Holdings, Inc.	15,625	814,219
Travelers Cos., Inc. (The)	29,800	1,485,828
		16,828,794
IT SERVICES ― 0.5%
Automatic Data Processing, Inc.	13,700	586,634
LEISURE EQUIPMENT & PRODUCTS ― 0.4%
Mattel, Inc.	23,400	467,532
MACHINERY ― 3.3%
Altra Holdings, Inc.(1)	107,326	1,325,476
Dover Corp.	11,800	490,998
Kaydon Corp.	49,832	1,781,993
Robbins & Myers, Inc.	12,300	289,296
		3,887,763
METALS & MINING ― 0.6%
Newmont Mining Corp.	15,278	722,802
MULTILINE RETAIL ― 1.1%
Family Dollar Stores, Inc.	25,300	704,099
Target Corp.	12,400	599,788
		1,303,887
MULTI-UTILITIES ― 3.9%
Ameren Corp.	10,126	283,022
PG&E Corp.	10,300	459,895
Wisconsin Energy Corp.	55,360	2,758,589
Xcel Energy, Inc.	49,897	1,058,814
		4,560,320
OIL, GAS & CONSUMABLE FUELS ― 7.2%
Apache Corp.	6,748	696,191
EOG Resources, Inc.	6,200	603,260
EQT Corp.	35,142	1,543,437
Imperial Oil Ltd.	82,700	3,215,166
Murphy Oil Corp.	17,400	943,080
Noble Energy, Inc.	19,200	1,367,424
		8,368,558
PAPER & FOREST PRODUCTS ― 0.5%
Weyerhaeuser Co.	12,606	543,823
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 2.3%
Boston Properties, Inc.	9,758	654,469
Government Properties Income Trust	38,771	890,957

NT Mid Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

Host Hotels & Resorts, Inc.(1)	98,786	$ 1,152,833
		2,698,259
ROAD & RAIL ― 0.3%
Heartland Express, Inc.	22,900	349,683
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.8%
Applied Materials, Inc.	88,900	1,239,266
KLA-Tencor Corp.	3,500	126,560
Verigy Ltd.(1)	58,800	756,756
		2,122,582
SOFTWARE ― 0.9%
Cadence Design Systems, Inc.(1)	109,700	657,103
Synopsys, Inc.(1)	15,800	352,024
		1,009,127
SPECIALTY RETAIL ― 3.2%
Lowe's Cos., Inc.	108,700	2,542,493
PetSmart, Inc.	42,400	1,131,656
		3,674,149
THRIFTS & MORTGAGE FINANCE ― 2.1%
Hudson City Bancorp., Inc.	60,100	825,173
Northwest Bancshares, Inc.	35,617	403,182
People's United Financial, Inc.	73,233	1,222,991
		2,451,346
TOTAL COMMON STOCKS
(Cost $98,295,028)		116,132,118
TEMPORARY CASH INVESTMENTS — 0.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	41,523	41,523
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.375%, 10/31/14, valued at $507,814), in a joint trading account at 0.01%, dated 12/31/09, due 1/4/10 (Delivery value $500,001)		500,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $541,523)		541,523
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $98,836,551)		116,673,641
OTHER ASSETS AND LIABILITIES(2)		(55,572)
TOTAL NET ASSETS — 100.0%		$116,618,069

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
5,250,515	CAD for USD	1/29/10	$5,020,332	$38,357
(Value on Settlement Date $5,058,689)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.
(2)	Category is less than 0.05% if total net assets.

NT Mid Cap Value – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$107,952,303	–	–
Foreign Common Stocks	3,652,391	$4,527,424	–
Temporary Cash Investments	41,523	500,000	–
Total Value of Investment Securities	$111,646,217	$5,027,424	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$ 38,357	–

3. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$105,143,779
Gross tax appreciation of investments	$ 11,789,540
Gross tax depreciation of investments	(259,678)
Net tax appreciation (depreciation) of investments	$ 11,529,862

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 25, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 25, 2010